Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 42,505,494,193
Entity Common Stock, Shares Outstanding	3,209,349,088

Condensed Consolidated Balance Sheets (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 11,271	$ 7,584
Short-term investments	540	1,793
Accounts receivable
Related parties	325	435
Unrelated parties	7,182	7,776
Loans and advances to related parties	194	96
Inventories	4,810	4,298
Deferred income tax	300	386
Unrealized gains on derivative instruments	103	52
Advances to suppliers	386	188
Recoverable taxes	1,700	1,603
Assets held for sale	210	6,987
Others	857	593
Total current assets	27,878	31,791
Non-current assets
Property, plant and equipment, net	86,498	83,096
Intangible assets	1,297	1,274
Investments in affiliated companies, joint ventures and others investments	8,326	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,371	3,317
Loans and advances
Related parties	36	29
Unrelated parties	307	165
Prepaid pension cost	2,102	1,962
Prepaid expenses	333	222
Judicial deposits	1,814	1,731
Recoverable taxes	445	361
Deferred income tax	428	0
Unrealized gains on derivative instruments	468	301
Tax Incentive / reinvestment	332	144
Account receivable of sale of aluminum	400	0
Others	160	249
Total other assets	10,196	8,481
TOTAL	134,195	129,139
Current liabilities
Suppliers	4,137	3,558
Payroll and related charges	779	1,134
Minimum annual remuneration attributed to stockholders	3,964	4,842
Current portion of long - term debt	1,558	2,823
Short-term debt	149	139
Loans from related parties	10	9
Provision for income taxes	685	751
Taxes payable and royalties	267	257
Employees postretirement benefits	216	168
Unrealized losses on derivative instruments	6	35
Provisions for asset retirement obligations	71	75
Liabilities associated with assets held for sale	75	3,152
Others	740	969
Total current liabilities	12,657	17,912
Non-current liabilities
Employees postretirement benefits	2,466	2,442
Long-term debt	22,027	21,591
Provisions for contingencies (Note 16 (b))	2,102	2,043
Unrealized losses on derivative instruments	61	61
Deferred income tax	9,203	8,085
Provisions for asset retirement obligations	1,297	1,293
Debentures	1,387	1,284
Others	2,433	1,987
Total non-current liabilities	40,976	38,786
Redeemable noncontrolling interest	648	712
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2010 - 2,108,579,618) issued	10,370	10,370
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2010 - 3,256,724,482) issued	16,016	16,016
Treasury stock - 99,649,562 (2010 - 99649571) preferred and 47,375,394 (2010 - 47,375,394) common shares	(2,660)	(2,660)
Additional paid-in capital	2,188	2,188
Mandatorily convertible notes common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	978	(333)
Undistributed retained earnings	43,189	42,218
Unappropriated retained earnings	5,995	166
Total Company stockholders' equity	77,010	68,899
Noncontrolling interests	2,904	2,830
Total stockholders' equity	79,914	71,729
TOTAL	$ 134,195	$ 129,139

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Stockholders' equity
Preferred class A stock, par value	$ 0	$ 0
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	99,649,562	99,649,571
Treasury stock, common shares	47,375,394	47,375,394

Condensed Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 11,743		$ 13,021		$ 5,693
Aluminum products	383		691		599
Revenues from logistic services	328		334		314
Fertilizer products	787		768		65
Others	307		393		177
Revenues before taxes	13,548		15,207		6,848
Taxes on revenues	(335)		(278)		(244)
Net operating revenues	13,213		14,929		6,604
Operating costs and expenses
Cost of ores and metals sold	(4,101)		(4,258)		(2,600)
Cost of aluminum products	(289)		(565)		(507)
Cost of logistic services	(289)		(285)		(230)
Cost of fertilizer products	(645)		(674)		(38)
Others	(252)		(258)		(164)
Total costs	(5,576)		(6,040)		(3,539)
Selling, general and administrative expenses	(419)		(647)		(293)
Research and development expenses	(342)		(301)		(172)
Gain on sale of assets	1,513
Others	(420)		(774)		(538)
Total costs and expenses	(5,244)		(7,762)		(4,542)
Operating income	7,969		7,167		2,062
Non-operating income (expenses)
Financial income	165		117		48
Financial expenses	(582)		(926)		(465)
Gains (losses) on derivatives, net	239		473		(230)
Foreign exchange and indexation gains, net	80		51		(30)
Total non-operating income (expenses)	(98)		(285)		(677)
Income before discontinued operations, income taxes and equity results	7,871		6,882		1,385
Income taxes
Current	(1,593)		(1,549)		(249)
Deferred	216		412		488
Income taxes per consolidated statements of income	(1,377)		(1,137)		239
Equity in results of affiliates, joint ventures and other investments	280		303		96
Net income from continuing operations	6,774		6,048		1,720
Discontinued operations, net of tax					(145)
Net income	6,774		6,048		1,575
Net income (loss) attributable to noncontrolling interests	(52)		131		(29)
Net income attributable to the Company's stockholders	$ 6,826		$ 5,917		$ 1,604
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share	$ 1.29		$ 1.12		$ 0.29
Earnings per common share	$ 1.29		$ 1.12		$ 0.29
Earnings per preferred share linked to mandatorily convertible notes	$ 1.67	[1]	$ 1.61	[1]	$ 0.54	[1]
Earnings per common share linked to mandatorily convertible notes	$ 1.74	[1]	$ 1.68	[1]	$ 0.6	[1]

[1]	Basic earnings per share only, as dilution assumes conversion

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 6,774	$ 6,048	$ 1,575
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	957	1,073	743
Dividends received	250	629	50
Equity in results of affiliates, joint ventures and other investments	(280)	(303)	(96)
Deferred income taxes	(216)	(412)	(488)
Loss on disposal of property, plant and equipment	172	248	98
Gain on sale of assets	(1,513)
Discontinued operations, net of tax			145
Foreign exchange and indexation gains, net	(104)	(72)	(59)
Unrealized derivative losses (gains), net	(212)	532	243
Unrealized interest (income) expense, net	7	(43)	18
Others	(37)	(27)	118
Decrease (increase) in assets:
Accounts receivable	111	(639)	(777)
Inventories	(743)	404	(258)
Recoverable taxes	(112)	(70)	48
Others	200	709	125
Increase (decrease) in liabilities:
Suppliers	157	(445)	112
Payroll and related charges	(356)	204	(277)
Income taxes	476	(93)	(46)
Others	477	(35)	132
Net cash provided by operating activities	6,008	7,708	1,406
Cash flows from investing activities:
Short term investments	1,253	(1,793)	3,735
Related parties
Loan proceeds			(28)
Others	(143)	(17)	(5)
Judicial deposits	(29)	96	(116)
Investments	(115)	(36)	(28)
Additions to property, plant and equipment	(2,813)	(4,742)	(1,817)
Proceeds from disposal of investments available for sale	1,081
Net cash provided by (used in) investing activities	(766)	(6,492)	1,741
Short-term debt
Additions	767	229	1,632
Repayments	(760)	(147)	(1,649)
Related parties
Proceeds	19	2	10
Repayments	(1)	(22)	(1)
Third Parties
Proceeds	603	891	1,059
Repayments	(1,351)	(958)	(250)
Treasury stock		(1,655)
Dividends and interest attributed to Company's stockholders	(1,000)	(1,750)
Dividends and interest attributed to noncontrolling interest		(81)	(1)
Net cash provided by (used in) financing activities	(1,723)	(3,491)	800
Increase (decrease) in cash and cash equivalents	3,519	(2,275)	3,947
Effect of exchange rate changes on cash and cash equivalents	168	136	(116)
Cash and cash equivalents, beginning of period	7,584	9,723	7,293
Cash and cash equivalents, end of period	11,271	7,584	11,124
Cash paid during the period for:
Interest on short-term debt	(1)	(2)	(1)
Interest on long-term debt	(337)	(314)	(243)
Income tax	(965)	(1,100)	(127)
Non-cash transactions
Interest capitalized	$ 33	$ 38	$ 46

Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (USD $) In Millions, except Share data	Total	Total Company stockholders' equity	Preferred class A stock	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Other cumulative comprehensive income (deficit) Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)	$ 0	$ (38)	$ 2	$ 28,508	$ 3,182	$ 2,831
Beginning of the period, shares at Dec. 31, 2009					(152,579,803)
Change in the period										(390)	2	138	(23)
Transfer from/to unappropriated retained earnings														(633)
Net income attributable to the Company's stockholders	1,604														1,604
Interest on mandatorily convertible debt
Preferred class A stock															(19)
Common stock															(23)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															633
Cumulative translation adjustments																(11)
Cash flow hedge	(4)															4
Net income (loss) attributable to noncontrolling interests	29															(29)
Dividends and interest attributable to noncontrolling interests																(11)
Total number of shares	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
End of the period at Mar. 31, 2010	61,008		9,727	15,262	(1,150)	411	1,578	1,225	(2,081)	(2,162)	2	100	(21)	27,875	5,377	2,784
End of the period, shares at Mar. 31, 2010	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
Beginning of the period at Sep. 30, 2010			10,370	16,016	(1,528)	2,188	290	644		(265)	1	154	109	27,730	13,612	2,826
Beginning of the period, shares at Sep. 30, 2010					(108,299,565)
Sales (acquisitions)					(1,132)
Acquisitions, shares					(38,725,400)
Change in the period										12	2	(213)	(133)
Transfer from/to unappropriated retained earnings														14,488
Net income attributable to the Company's stockholders	5,917														5,917
Interest on mandatorily convertible debt
Preferred class A stock															(23)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,863)
Common stock															(2,979)
Appropriation from/to undistributed retained earnings															(14,488)
Disposals (acquisitions) of noncontrolling interests																27
Cumulative translation adjustments																(85)
Cash flow hedge	(5)															5
Net income (loss) attributable to noncontrolling interests	(131)															131
Dividends and interest attributable to noncontrolling interests																(18)
Capitalization of stockholders advances																0
Assets and liabilities held for sale																(56)
Total number of shares	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the period at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	42,218	166	2,830
End of the period, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Conversions, shares					9
Change in the period										1,187	(1)	120	5
Transfer from/to unappropriated retained earnings														971
Net income attributable to the Company's stockholders	6,826														6,826
Interest on mandatorily convertible debt
Preferred class A stock															(18)
Common stock															(8)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(971)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																14
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	52															(52)
Dividends and interest attributable to noncontrolling interests																(6)
Capitalization of stockholders advances																0
Total number of shares	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Mar. 31, 2011	$ 79,914	$ 77,010	$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644	$ 978	$ 934	$ 2	$ 61	$ (19)	$ 43,189	$ 5,995	$ 2,904
End of the period, shares at Mar. 31, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)

Condensed Consolidated Statements of Comprehensive Income (deficit) (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 6,826	$ 5,917	$ 1,604
Cumulative translation adjustments	1,187	12	(390)
Available-for-sale securities
Gross balance as of the period/year end	(1)	7	6
Tax (expense) benefit		(5)	(4)
Unrealized gain (loss) - available-for-sale securities, net	(1)	2	2
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	183	(306)	206
Tax (expense) benefit	(63)	93	(68)
Surplus (deficit) accrued pension plan, net	120	(213)	138
Cash flow hedge
Gross balance as of the period	14	(190)	3
Tax (expense) benefit	(9)	57	(26)
Cash flow hedge, net	5	(133)	(23)
Total comprehensive income attributable to Company's stockholders	8,137	5,585	1,331
Noncontrolling interests:
Net income (loss) attributable to noncontrolling interests	(52)	131	(29)
Cumulative translation adjustments	14	(85)	(11)
Cash flow hedge	1	5	4
Total comprehensive income (deficit) attributable to Noncontrolling interests	(37)	51	(36)
Total comprehensive income	$ 8,100	$ 5,636	$ 1,295

The Company and its operations	3 Months Ended
Mar. 31, 2011
The Company and its operations [Abstract]
The Company and its operations
1	The Company and its operations

Vale S.A., (“Vale”, the “Company” or “we”) is a limited liability company incorporated in Brazil. Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

At March 31, 2011, our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Misky Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbá Reunidas S.A.	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Urucum Mineração S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	84.27	99.90	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS	74.00	74.00	New Caledonia	Nickel

Basis of Consolidation	3 Months Ended
Mar. 31, 2011
Basis of consolidation [Abstract]
Basis of consolidation
2	Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted for under the equity method (Note 10).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is below book value, and such decline is considered other than temporary, we write-down our equity investments to quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of Presentation	3 Months Ended
Mar. 31, 2011
Basis of presentation [Abstract]
Basis of presentation
3	Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended March 31, 2011, December 31, 2010 and March 31, 2010, prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), are unaudited. However, in our opinion, such condensed consolidated financial information includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results for interim periods. The results of operations for the three-month periods ended March 31, 2011, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2011.
This condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2010, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

Since December 2007, significant modifications have been made to (“Brazilian GAAP”) as part of a convergence project with International Financial Reporting Standards (“IFRS”) and as from December 31, 2010, the convergence was completed and therefore the (“IFRS”) is the accounting practice adopted in Brazil. The Company does not expect to discontinue the (“US GAAP”) reporting during 2011.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at March 31, 2011 and December 31, 2010, were R $1.6287 and R $1.6662, respectively.

The Company has assessed subsequent events through May 5, 2011 which is the date the financial statements were issued.

Accounting pronouncements	3 Months Ended
Mar. 31, 2011
Accounting pronouncements [Abstract]
Accounting pronouncements
4	Accounting pronouncements
a) Newly issued accounting pronouncements

The Company understands that the recently issued accounting pronouncements that are not effective as of and for the year ending December 31, 2011, are not expected to be relevant for its consolidated financial statements.
b) Accounting standards adopted in 2011

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.

Major acquisitions and disposals	3 Months Ended
Mar. 31, 2011
Major acquisitions and disposals [Abstract]
Major acquisitions and disposals
5	Major acquisitions and disposals

a) Sale of aluminum assets

In February 2011, we concluded the transaction announced in May, 2010 with Norsk Hydro ASA (Hydro), to transfer all of our stakes in Albras-Alumínio Brasileiro S.A. (Albras), Alunorte Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), along with its respective off-take rights and outstanding commercial contracts, and 60% of Mineração Paragominas S.A. and all our other Brazilian bauxite mineral rights.

For this transactions we received US $1,081 in cash and 22% equivalent to 447,834,465 shares of Hydro’s common shares outstanding (approximately US $3.5 billion according to Hydro’s closing share price at the date of the transaction). Three and five years after the closing of the transaction, we will receive two equal tranches of US $200 each in cash, related to the remaining payment of 40% of Mineração Paragominas S.A. From the date of the transaction, Hydro will be accounted for by the equity method.

The gain on this transaction, of US $1,513 was recorded in the income statement in the line Gain on sale of assets.

b) Fertilizers Businesses

In 2010, we acquired 78.92% of the total capital and 99.83% of the voting do capital of Vale Fertilizantes and 100% of the total capital of Vale Fosfatados. In 2011, after the incorporation of Vale Fosfatados by Vale Fertilizantes, our total participation reaches 84.27%.

The purchase price allocation based on the fair values of acquired assets and liabilities, was based on studies performed by us with the assistance of external valuation specialists.

Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Carnalita, Rio Colorado and Neuquém and phosphates in Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the world’s fertilizer business.

Income taxes	3 Months Ended
Mar. 31, 2011
Income taxes [Abstract]
Income taxes
6	Income taxes
Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.
We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries. For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.
The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	Three-month period ended (unaudited)
	March 31, 2011			December 31, 2010			March 31, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,518	3,353	7,871	5,581	1,301	6,882	220	1,165	1,385
Exchange variation (not taxable) or not deductible	—	47	47	—	114	114	—	(416)	(416)

	4,518	3,400	7,918	5,581	1,415	6,996	220	749	969

Tax at Brazilian composite rate	(1,536)	(1,156)	(2,692)	(1,898)	(481)	(2,379)	(75)	(254)	(329)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	—	436	369	—	369	209	—	209
Difference on tax rates of foreign income	—	748	748	—	699	699	—	324	324
Tax incentives	171	—	171	198	—	198	17	—	17
Valuation allowance reversal (provision)
Other non-taxable, income/non deductible expenses	13	(53)	(40)	82	(106)	(24)	(4)	22	18

Income tax per consolidated statements of income	(916)	(461)	(1,377)	(1,249)	112	(1,137)	147	92	239

Vale and some subsidiaries in Brazil were granted with tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general, such tax incentives expire in 2018. Part of the northern railroad and iron ore operations have been granted with tax incentives for a period of 10 years starting from 2009. The tax savings must be registered in a special capital (profit) reserve in the net equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.
We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that enjoy the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia — SUDAM and Superintendência de Desenvolvimento do Nordeste — SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.
We also have income tax incentives related to our Goro project under development in New Caledonia (“The Goro Project”). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieves a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.
We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.
Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.
On January 1, 2007, Company adopted the provision accounting for Uncertainty in Income Taxes.
The reconciliation of the beginning and ending amounts is as follows: (see note 16(b)) tax — related actions)

	Three-month period ended (unaudited)
	March 31,	December 31,	March,
	2011	2010	2010
Beginning of the period	2,555	392	396

Increase resulting from tax positions taken	9	2,121	4
Decrease resulting from tax positions taken	(2)	(2)	—
Cumulative translation adjustments	61	44	9

End of the period	2,623	2,555	409

Cash and cash equivalents	3 Months Ended
Mar. 31, 2011
Cash and cash equivalents [Abstract]
Cash and cash equivalents
7	Cash and cash equivalents

	March 31, 2011	December 31, 2010
	(unaudited)
Cash	923	560
Short-term investments	10,348	7,024

	11,271	7,584

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that: those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

Short-term investments	3 Months Ended
Mar. 31, 2011
Short-term investments [Abstract]
Short-term Investments
8	Short-term investments

	March 31, 2011	December 31, 2010
	(Unaudited)
Time deposit	540	1,793

Represent low risk investments with original due date over three months.

Inventories	3 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories
9	Inventories

	March 31, 2011	December 31, 2010
	(Unaudited)
Products

Nickel (co-products and by-products)	2,161	1,310
Iron ore and pellets	794	825
Manganese and ferroalloys	204	203
Fertilizer	237	171
Copper concentrate	93	28
Coal	61	74
Others	116	143
Spare parts and maintenance supplies	1,144	1,544

	4,810	4,298

In March 31, 2011 and December 31, 2010, there were no adjustments to reduce inventories to market values.

Investments in affiliated companies and joint ventures	3 Months Ended
Mar. 31, 2011
Investments in affiliated companies and joint ventures [Abstract]
Investments in affiliated companies and joint ventures
10	Investments in affiliated companies and joint ventures

	March 31, 2011 ( Unaudited )				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
				Net Income			Three-month period ended (unaudited)			Three-month period ended (unaudited)
				(loss) of the	March	December	March	December	March	March	December	March
	Participation in capital (%)		Net equity	period	31, 2011	31, 2010	31, 2011	31, 2010	31, 2010	31, 2011	31, 2010	31, 2010
	Voting	Total			(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	336	16	171	171	8	12	5	—	—	—
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS (1)	51.00	50.89	243	6	124	128	3	35	8	—	—	—
Companhia Coreano-Brasileira de Pelotização — KOBRASCO (1)	50.00	50.00	177	20	89	87	10	9	6	—	—	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	184	19	94	86	10	14	2	—	—	—
Minas da Serra Geral SA — MSG	50.00	50.00	73	2	38	36	1	4	(1)	—	—	—
SAMARCO Mineração SA — SAMARCO (2)	50.00	50.00	932	413	531	561	207	261	44	250	575	50
Baovale Mineração SA — BAOVALE	50.00	50.00	62	4	33	31	2	2	1	—	—	—
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	103	(3)	26	25	(1)	4	3	—	—	—
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	139	(2)	54	40	(1)	—	(10)	—	—	—

					1,160	1,165	239	341	58	250	575	50
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,104	94	276	250	24	64	20	—	—	—
Shandong Yankuang International Company Ltd	25.00	25.00	(127)	(20)	(32)	(27)	(5)	(7)	(2)	—	—	—

					244	223	19	57	18	—	—	—
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	393	5	158	152	2	(8)	1	—	10	—

Copper
Teal Minerals Incorporated	50.00	50.00	219	(9)	110	90	(5)	3	5	—	—	—

Nickel
Heron Resources Inc (3)	—	—	—	—	7	7	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	24	—	6	11	—	2	—	—	—	—
Others (3)	—	—	—	—	3	5	—	—	—	—	—	—

					16	23	—	2	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	—	—	3,531	—	—	—	—	—	—	—

Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	407	—	137	135	—	4	(1)	—	—	—
MRS Logística SA	37.86	41.50	1,284	88	534	511	36	28	13	—	37	—

					671	646	36	32	12	—	37	—
Others
Steel
California Steel Industries Inc — CSI	50.00	50.00	321	11	160	155	6	(1)	6	—	7	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	7,037	(32)	1,891	1,840	(8)	(75)	(4)	—	—	—

					2,051	1,995	(2)	(76)	2	—	7	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	276	(17)	146	115	(9)	(33)	—	—	—	—
Others	—	—	—	—	239	88	—	(15)	—	—	—	—

					385	203	(9)	(48)	—	—	—	—

Total					8,326	4,497	280	303	96	250	629	50

(1)	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;

(2)	Investment includes goodwill of US $66 in March, 2011 and US $64 in December, 2010.

(3)	Available for sale.

Short-term debt	3 Months Ended
Mar. 31, 2011
Short-term debt [Abstract]
Short-term debt
11	Short-term debt
Short-term borrowings outstanding on March 31, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.99%.

Long-term debt	3 Months Ended
Mar. 31, 2011
Long-term debt Current and Noncurrent[Abstract]
Long-term debt
12	Long-term debt

	Current liabilities		Non-current liabilities
	March 31,	December 31,	March 31,	December 31,
	2011	2010	2011	2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,078	2,384	2,580	2,530
Others	22	18	278	217
Fixed Rate Notes
US dollars	—	—	10,236	10,242
EUR	—	—	1,055	1,003
Perpetual notes	—	—	78	78
Accrued charges	189	233	—	—

	1,289	2,635	14,227	14,070

Brazilian debt
Brazilian reais indexed to Long-term Interest Rate — TJLP/CDI	86		3,991
Brazilian reais indexed to General Price Index-Market (IGP-M)	—	76	—	3,891
Basket of currencies	5	1	142	125
Non-convertible debentures	—	—	2,844	2,767
US dollars denominated	3	1	823	738
Accrued charges	175	110	—	—

	269	188	7,800	7,521

Total	1,558	2,823	22,027	21,591

The long-term portion at March 31, 2011 was as follows (Unaudited):

2012	1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467

22,027

At March 31, 2011 annual interest rates on long-term debt were as follows (Unaudited):

Up to 3%	4,514
3.1% to 5% (*)	2,213
5.1% to 7%	8,697
7.1% to 9% (**)	3,484
9.1% to 11% (**)	151
Over 11% (**)	4,446
Variable	80

23,585

(*)	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $ 6,596 of which US $ 5,756 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.04% per year in US dollars.
The average cost of all derivative transactions is 3.27% per year in US dollars.
Vale has non-convertible debentures at Brazilian Real denominated as follows:

					Balance
					March 31,
	Quantity as of March 31, 2011				2011	December 31,
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	(Unaudited)	2010
2nd Series	150,000	150,000	November 20, 2010	101.75% CDI	2,553	2,429
Tranche “B”	400,000	400,000	November 20, 2013	100% CDI + 0.25%	388	367

					2,941	2,796

Long-term portion					2,844	2,767
Accrued chages					97	29

					2,941	2,796

The indexation indices/ rates applied to our debt were as follows:

	Three-month period ended (unaudited)
	March	December	March
	31, 2011	31, 2010	31, 2010
TJLP — Long-Term Interest Rate (effective rate)	(4.5)	1.5	1.5
IGP-M — General Price Index — Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	2.3	1.7	(2.2)
In September 2010, Vale also entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers with 400,000 dwt, comprising a facility in an amount up to US $ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during the next 3 years according to the construction schedule. As of March 31, 2011, we had drawn US $ 291 under the facility.
In September 2010, we issued US $ 1 billion notes due 2020 and US $ 750 notes due 2039. The 2020 notes were sold at a price of 99.030% of the principal amount and will bear a coupon of 4.625% per year, payable semi-annually. The 2039 notes that were sold at a price of 110.872% of the principal amount will be consolidated with and form a single series with Vale Overseas US $ 1 billion 6.875% Guaranteed Notes due 2039 issued on November 10, 2009.
In June 2010, Vale established some facilities in the total amount of R $774 or US $ 430 with Banco Nacional de Desenvolvimento Economico Social — BNDES to finance the acquisition of certain equipment. In March 2011, Vale increased this kind of facility through a new agreement with BNDES in an amount of R $103 (US $ 62). As of March 31, 2011, we had drawn the equivalent of US $ 155 under these facilities.
In June 2010, we entered into a bilateral pre-export finance agreement in the amount of US $ 500 and final tenor of 10 years.
Credit Lines
We have revolving credit lines available under which amounts can be drawn down and repaid at the option of the borrower. At March 31, 2011, the total amount available under revolving credit lines was US $ 1,600, of which US $ 850 was granted to Vale International and the balance to Vale Canada Limited. As of March 31, 2011, neither Vale International nor Vale Canada Limited had drawn any amounts under these facilities, but US $ 118 of letters of credit were issued and remained outstanding pursuant Vale Canada Limited’s facility. In April 2011 we entered into a new revolving credit agreement with a syndicate of banks that will add US $ 3 billion to the total amount available under those facilities.
In January 2011, we entered into an agreement with some commercial banks with the guarantee of the Italian credit agency, Servizi Assicurativi Del Commercio Estero S.p.A (SACE), to provide us with a US $ 300 facility with a final tenor of 10 years. As of March 31, 2011 we had drawn US $ 300 under this facility.
In October 2010, we entered into agreement with Export Development Canada (EDC), for the financing of our capital expenditure program. Pursuant to the agreement, EDC will provide a facility in an amount up to US $ 1 billion. US $ 500 will be available for investments in Canada and the remaining US $ 500 will be related to existing and future Canadian purchases of goods and services. As of March 2011, Vale had drawn US $ 250 under the facility.
In May 2008, we entered into framework agreements with the Japan Bank for International Cooperation in the amount of US $3 billion and Nippon Export and Investment Insurance in the amount of US $2 billion for the financing of mining, logistics and power generation projects. In November, 2009, Vale signed a US $300 export facility agreement, through its subsidiary, PT International Nickel Indonesia Tbk (PTI), with Japanese financial institutions using credit insurance provided by Nippon Export and Investment Insurance — NEXI, to finance the construction of the Karebbe hydroelectric power plant on the Larona river, island of Sulawesi, Indonesia. Through March 31, 2011, PT International had drawn down US $300 on this facility.
In 2008, we established a credit line for R $7,300, or US $4 billion, with Banco Nacional de Desenvolvimento Econômico e Social — BNDES (the Brazilian National Development Bank) to support our investment program. As of March 31, 2011, we had drawn the equivalent of US $1,212 under this facility.
Guarantee
On March 31, 2011, US $2 (December 31, 2010 — US $2) of the total aggregate outstanding debt were secured by receivables. The remaining outstanding debt in the amount of US $23,583 (December 31, 2010 — US $24,412) were unsecured.
Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of March 31, 2011.

Stockholders' equity	3 Months Ended
Mar. 31, 2011
Stockholders' equity [Abstract]
Stockholders' equity
13	Stockholders’ equity
Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.
Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.
In April 2011 (subsequent event), the Board of Directors approved the extraordinary payment on April 29, 2011, regarding the first installment of interest on capital, in the amount of US $ 2 billion, corresponding to US $ 0.383268113 per outstanding share, common or preferred shares, of Vale issuance.
In January 2011, the Board of Directors approved the extraordinary payment which was paid on January 31, 2011, through interest attributed to Company Stockholders capital, in the total gross amount of US $ 1 billion, which corresponds to approximately US $0.191634056 per outstanding share, common or preferred, of Vale issuance. This value is subject to the incidence of income tax withheld at the rate in force.
On October 14, 2010, the Board of Directors approved the following proposals: (i) payment of the second tranche of the minimum dividend of US $1,250 billion and (ii) payment of an additional dividend of US $500. The payments were made on October 29, 2010.
On September 23, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US $2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares. The share buy-back program was completely executed in October 2010.
In April 2010, we paid US $1,250 as a first installment of the dividend to stockholders. The distribution was made in the form of interest on stockholders’ equity.
In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US $ 1,379 was accounted for in additional paid-in capital in the stockholder’s equity.
The outstanding issued mandatory convertible notes as of March 31, 2011, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6,75% p.a.
The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders. These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory, consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.
The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649
In April 2011 (subsequent event), Vale will pay additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of R $ 1.627851 e R $ 1.882788 per note, respectively. These amounts in reais will be converted in US $ by the exchange rate prevaling in April 29, 2011.
In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VAPE P-2012, R $0.7776700 and R $0.8994610, respectively, and in October 2010, VALE-2012 and VAPE P-2012, R $1.381517 and R $1.597876 per note, respectively.
In April, 2010, we paid additional interest to holders of mandatorily convertible notes: series RIO and RIO P, US $0.417690 and US $0.495742 per note, respectively, and series VALE-2012 and VALE P-2012, US $0.602336 and US $0.696668 per note, respectively.
Basic and diluted earnings per share
Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Net income from continuing operations attributable to Company’s stockholders	6,826	5,917	1,749
Discontinued operations, net of tax	—	—	(145)

Net income attributable to Company’s stockholders	6,826	5,917	1,604

Interest attributed to preferred convertible notes	(18)	(23)	(19)
Interest attributed to common convertible notes	(8)	(10)	(23)

Net income for the period adjusted	6,800	5,884	1,562

Basic and diluted earnings per share

Income available to preferred stockholders	2,585	2,231	591
Income available to common stockholders	4,130	3,579	926
Income available to convertible notes linked to preferred shares	61	53	23
Income available to convertible notes linked to common shares	24	21	22

Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,008,930	1,997,276	2,030,998
Weighted average number of shares outstanding (thousands of shares) — common shares	3,209,349	3,204,203	3,181,727
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	77,580
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	74,998

Total	5,283,980	5,267,180	5,365,303

Earnings per preferred share	1.29	1.12	0.29
Earnings per common share	1.29	1.12	0.29
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.54
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.60

Continuous operations
Earnings per preferred share	1.29	1.12	0.32
Earnings per common share	1.29	1.12	0.32
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.57
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.63

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)
Earnings per convertible notes linked to preferred share (*)	—	—	(0.03)
Earnings per convertible notes linked to common share (*)	—	—	(0.03)

(*)	Basic earnings per share only, as dilution assumes conversion
If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following dilutive effect as shown below:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Income available to preferred stockholders	2,664	2,307	633
Income available to common stockholders	4,162	3,610	971
Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,056,215	2,044,561	2,108,578
Weighted average number of shares outstanding (thousands of shares) — common shares	3,227,765	3,222,619	3,256,725

Earnings per preferred share	1.29	1.13	0.30
Earnings per common share	1.29	1.12	0.30

Continuous operations
Earnings per preferred share	1.29	1.13	(0.33)
Earnings per common share	1.29	1.12	(0.33)

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)

Pension plans	3 Months Ended
Mar. 31, 2011
Pension plans [Abstract]
Pension plans
14	Pension plans
We previously disclosed in our consolidated financial statements for the year ended December 31, 2010, that we expected to contribute US $310 to our defined benefit pension plan in 2011. As of March 31, 2011, total contributions of US $90 had been made. We do not expect any significant change in our previous estimate.

	Three-month period ended (unaudited)
	March 31, 2011
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)

Net periodic pension cost (credit)	(68)	40	31

	Three-month period ended (unaudited)
	December 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	1	8	7
Interest cost on projected benefit obligation	85	91	23
Expected return on assets	(139)	(76)	—
Amortizations and (gain) / loss	—	6	(7)

Net periodic pension cost (credit)	(53)	29	23

	Three-month period ended (unaudited)
	March 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	17	6
Interest cost on projected benefit obligation	69	88	24
Expected return on assets	(115)	(81)	—

Net periodic pension cost (credit)	(46)	24	30

Long-term incentive compensation plan	3 Months Ended
Mar. 31, 2011
Long-term incentive compensation plan [Abstract]
Long-term incentive compensation plan
15	Long-term incentive compensation plan
Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However, the shares must be held for a three-year period and the executive must be continually employed by Vale during that period. The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at March 31, 2011 and December 31, 2010, are 2,458,627 and 2,458,627, respectively.

Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At March 31, 2011, December 31, 2010, we recognized a liability of US $127, US $120, respectively, through the Statement of Income.

Commitments and contingencies	3 Months Ended
Mar. 31, 2011
Commitments and contingencies [Abstract]
Commitments and contingencies
16	Commitments and contingencies
a) In connection with a tax-advantaged lease financing arrangement sponsored by the French Government, we provided certain guarantees on December 30, 2004 on behalf of Vale New Caledonia S.A.S. (VNC) pursuant to which we guaranteed payments due from VNC of up to a maximum amount of US $100 (“Maximum Amount”) in connection with an indemnity. This guarantee was provided to BNP Paribas for the benefit of the tax investors of GniFi, the special purpose vehicle which owns a portion of the assets in our nickel cobalt processing plant in New Caledonia (“Girardin Assets”). We also provided an additional guarantee covering the payments due from VNC of (i) amounts exceeding the Maximum Amount in connection with the indemnity, and (ii) certain other amounts payable by VNC under a lease agreement covering the Girardin Assets. This guarantee was provided to BNP Paribas for the benefit of GniFi.

Another commitment incorporated in the tax—advantaged lease financing arrangement was that the Girardin Assets would be substantially complete by December 31, 2010. In light of the delay in the start up of VNC processing facilities, the December 31, 2010 substantially complete date was not met. Management proposed an extension to the substantially complete date from December 31, 2010 to December 31, 2011. Both the French government authorities and the tax investors have formally agreed to this extension. Both the French tax authorities and the tax investors issued their signed extension in March 2011. Accordingly the benefits of the financing structure are fully expected to be maintained and we anticipate that there will be no recapture of the tax advantages provided under this financing structure.

There are two bank guarantees totaling US $61 (€43 million) as at March 31, 2011 that were established by us on behalf of VNC in favor of the South Province of New Caledonia in order to guarantee the performance of VNC with respect to certain environmental obligations in relation to the metallurgical plant and the Kwe West residue storage facility.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC. The put option can be exercised if the defined cost of the initial nickel-cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin funding, shareholder loans and equity contributions by stockholders to VNC, exceeded US $4.2 billion and an agreement cannot be reached on how to proceed with the project. On February 15, 2010, we formally amended our agreement with Sumic to increase the threshold to approximately US $4.6 billion at specified rates of exchange. On May 27, 2010 the threshold was reached and on October 22, 2010, we have signed an agreement to extend the put option date into the first half of 2011. On January 25, 2011 a further extension to the agreement was signed extending the put option date into the second half of 2011. In April 2011, we, along with Sumic, have verbally agreed to a further extension of the put option into 2012 and are currently formalizing this agreement.
We provided a guarantee covering certain termination payments due from VNC to the supplier under an electricity supply agreement (“ESA”) entered into in October 2004 for the VNC project. The amount of the termination payments guaranteed depends upon a number of factors, including whether any termination of the ESA is a result of a default by VNC and the date on which an early termination of the ESA were to occur. During the first quarter of 2010, the supply of electricity under the ESA to the project began and the guaranteed amount now decreases over the life of the ESA from its maximum amount. As at March 31, 2011 the guarantee was US $177 (€ 125 million).

In February 2009, we and our subsidiary, Vale Newfoundland and Labrador Limited (“VNL”), entered into a fourth amendment to the Voisey’s Bay Development agreement with the Government of Newfoundland and Labrador, Canada, that permitted VNL to ship up to 55,000 metric tonnes of nickel concentrate from the Voisey’s Bay area mines. As part of the agreement, VNL agreed to provide the Government of Newfoundland and Labrador financial assurance in the form of letters of credit, each in the amount of US $16 (CAD $16 million) for each shipment of nickel concentrate shipped out of the province from January 1, 2009 to August 31, 2009. The amount of this financial assurance was US $110 (CAD $112 million) based on seven shipments of nickel concentrate and as of March 31, 2011, US $12 (CAD $11 million) remains outstanding.

As at March 31, 2011, there was an additional US $118 in letters of credit issued and outstanding pursuant to our syndicate revolving credit facility, as well as an additional US $84 of letters of credit and US $68 in bank guarantees that were issued and outstanding. These are associated with environmental reclamation and other operating associated items such as insurance, electricity commitments and import and export duties.

b) We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits are composed as follows:

	March 31, 2011 ( unaudited )		December 31, 2010
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	790	931	748	874
Civil claims	488	425	510	410
Tax — related actions	785	452	746	442
Others	39	6	39	5

	2,102	1,814	2,043	1,731

Labor and social security related actions principally comprise of claims by Brazilian current and former employees for (i) payment of time spent traveling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well, as for accidents and land appropriation disputes.

Tax related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all the actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended March 31, 2011, December 31, 2010 and March 31, 2010, totaled US $431, US $224 and US $55, respectively. Provisions recognized in the three-month periods ended March 31, 2011, December 31, 2010 and March 31, 2010, totaled US $54, US $41 and US $70, respectively, classified as other operating expenses.
In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US $5,110 at March 31, 2011, and for which no provision has been made (December 31, 2010 — US $4,787).

c) At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of the debentures, were set to ensure that the pre-privatization stockholders, including the Brazilian Government would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R $ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed.

The debentures holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

In April 2011 (subsequent period) we paid remuneration on these debentures of US $8.

d) Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Beginning of period	1,368	1,230	1,116
Accretion expense	41	34	27
Liabilities settled in the current period	(10)	(33)	(8)
Revisions in estimated cash flows (*)	(63)	110	(2)
Cumulative translation adjustment	32	27	(4)

End of period	1,368	1,368	1,129

Current liabilities	71	75	79
Non-current liabilities	1,297	1,293	1,050

Total	1,368	1,368	1,129

Other expenses	3 Months Ended
Mar. 31, 2011
Other expenses [Abstract]
Other expenses
17	Other expenses
The line “Other operating expenses” totaled US $ 420 in March 31, 2011 (US $ 774 in December 31, 2010 and US $ 538 in March 31, 2010) most due to pre operational expenses, idle capacity and stoppage operations US $ 132 (US $ 471 in December 31, 2010 and US $ 228 in March 31, 2010).

Fair value disclosure of financial assets and liabilities	3 Months Ended
Mar. 31, 2011
Fair value disclosure of financial assets and liabilities [Abstract]
Fair value disclosure of financial assets and liabilities
18	Fair value disclosure of financial assets and liabilities
The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and set out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a) Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique.
These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed as follows:
Level 1 — Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;
Level 2 — Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;
Level 3 — Assets and liabilities, which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.
b) Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at March 31, 2011 and December 31, 2010 are summarized below:
• Available-for-sale securities
They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available. When there is no market value, we use inputs other than quoted prices.
• Derivatives
The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated and, also for the commodities contracts, since the fair value is computed by using forward curves for each commodity.
• Debentures
The fair value is measured by the market approach method, and the reference price is available on the secondary market.
The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	10	10	10	—
Unrealized gain on derivatives	504	504	16	488
Debentures	(1,387)	(1,387)	—	(1,387)

	As of December 31
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)
c) Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the year ended March 31, 2011, we have not recognized any additional impairment for those items.

d) Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	540	540	—	540
Long-term debt (*)	(23,221)	(23,967)	(17,211)	(6,756)

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*)	Less accrued charges of US $364 and US $343 as of March 31, 2011 and December 31, 2010, respectively.

Segment and geographical information	3 Months Ended
Mar. 31, 2011
Segment and geographical information [Abstract]
Segment and geographical information
19	Segment and geographical information
We adopt disclosures about segments of an enterprise and related information with respect to the information we present about our operating segments. The relevant standard requiring such disclosures introduced a “management approach” concept for reporting segment information, whereby such information is required to be reported on the basis that the chief decision-maker uses internally for evaluating segment performance and deciding how to allocate resources to segments. In line with our strategy to become a leading global player in the fertilizer business, on May 27, 2010 we acquired 58.6% of the equity capital of Fertilizantes Fosfatados S.A. — Fosfertil (Fosfertil) and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently renamed Vale Fosfatados S.A. Considering this new segment acquisition, fertilizers, and the related reorganization that occurred for the operating segments are:

Bulk Material — comprised of iron ore mining and pellet production, as well as our Brazilian Northern and Southern transportation systems, including railroads, ports and terminals, as they pertain to mining operations. Manganese mining and ferroalloys are also included in this segment.

Base Metals — comprised of the production of non-ferrous minerals, including nickel (co-products and by-products), copper and investments in joint ventures and affiliates engaged in aluminum.

Fertilizers — comprised of the three important groups of nutrients: potash, phosphates and nitrogen. This business is being formed through a combination of acquisitions and organic growth.
Logistic Services — comprised of our transportation systems as they pertain to the operation of our ships, ports and railroads for third-party cargos.

Others — comprised of our investments in joint ventures and affiliates engaged in other businesses.

Information presented to senior management with respect to the performance of each segment is generally derived directly from the accounting records maintained in accordance with accounting practices adopted in Brazil together with certain minor inter-segment allocations.

Consolidated net income and principal assets are reconciled as follows:
Results by segment — before eliminations (aggregated)

	Three-month period ended (unaudited)
	March 31, 2011							December 31, 2010							March 31, 2010
	Bulk	Base						Bulk	Base						Bulk	Base
	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848
Cost and expenses	(10,003)	(1,873)	(688)	(351)	(311)	7,433	(5,793)	(11,334)	(2,792)	(776)	(400)	(255)	8,891	(6,666)	(5,093)	(1,860)	(39)	(292)	(69)	3,482	(3,871)
Research and development	(112)	(74)	(18)	(21)	(117)	—	(342)	(103)	(109)	(39)	(30)	(20)	—	(301)	(44)	(42)	(7)	(11)	(68)	—	(172)
Gain on sale of assets	—	1,513	—	—	—	—	1,513	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(434)	(357)	(117)	(44)	(5)	—	(957)	(424)	(480)	(128)	(41)	—	—	(1,073)	(376)	(325)	(7)	(35)	—	—	(743)

Operating income (loss)	5,939	2,297	8	(27)	(248)	—	7,969	6,826	379	(81)	(15)	58	—	7,167	2,190	(94)	12	14	(60)	—	2,062
Financial income	838	2	16	3	2	(696)	165	696	198	17	3	9	(806)	117	566	(2)	—	1	188	(705)	48
Financial expenses	(1,022)	(230)	(9)	(15)	(2)	696	(582)	(1,160)	(503)	(7)	(2)	(60)	806	(926)	(757)	(199)	—	(7)	(207)	705	(465)
Gains (losses) on derivatives, net	251	(12)	—	—	—	—	239	486	(13)	—	—	—	—	473	(199)	(31)	—	—	—	—	(230)
Foreign exchange and monetary gains (losses), net	18	13	56	(7)	—	—	80	(46)	80	45	(21)	(7)	—	51	(53)	26	—	(2)	(1)	—	(30)
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(145)	—	—	—	—	(145)
change in provision for losses on equity investments	258	(3)	—	36	(11)	—	280	403	9	—	32	(141)	—	303	58	6	—	12	20	—	96
Income taxes	(981)	(401)	3	2	—	—	(1,377)	(1,268)	125	(9)	9	6	—	(1,137)	147	67	—	4	21	—	239
Noncontrolling interests	2	14	4	—	32	—	52	(2)	(144)	19	—	(4)	—	(131)	—	29	—	—	—	—	29

Net income attributable to the Company’s stockholders	5,303	1,680	78	(8)	(227)	—	6,826	5,935	131	(16)	6	(139)	—	5,917	1,952	(343)	12	22	(39)	—	1,604

Sales classified by geographic destination:
Foreign market
America, except United States	472	540	19	2	2	(308)	727	459	550	28	—	—	(263)	774	193	271	—	12	2	(145)	333
United States	6	479	—	—	2	(12)	475	53	294	—	—	—	(14)	333	1	148	—	—	2	(16)	135
Europe	3,680	677	32	2	12	(1,767)	2,636	3,555	1,152	6	—	14	(2,046)	2,681	2,151	665	—	—	2	(1,461)	1,357
Middle East/Africa/Oceania	853	16	—	—	—	(413)	456	739	120	18	—	—	(247)	630	193	49	—	—	—	(13)	229
Japan	1,979	377	—	—	—	(847)	1,509	2,113	453	—	—	8	(912)	1,662	1,206	272	—	—	—	(646)	832
China	6,825	397	—	—	41	(3,239)	4,024	8,939	380	—	—	22	(4,074)	5,267	2,675	201	—	—	—	(716)	2,160
Asia, other than Japan and China	1,365	406	14	—	—	(601)	1,184	1,604	603	13	—	—	(856)	1,364	451	326	—	—	—	(233)	544
Brazil	1,308	196	766	385	128	(246)	2,537	1,225	208	797	456	289	(479)	2,496	833	201	65	340	71	(252)	1,258

	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2011
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	7,287	(110)	7,177	(1,736)	5,441	(357)	5,084	29,377	1,177	125
Pellets	1,878	(61)	1,817	(840)	977	(36)	941	2,551	353	1,035
Manganese	43	(2)	41	(21)	20	(5)	15	20	—	—
Ferroalloys	157	(12)	145	(111)	34	(11)	23	308	11	—
Coal	154	—	154	(253)	(99)	(25)	(124)	3,409	388	244

	9,519	(185)	9,334	(2,961)	6,373	(434)	5,939	35,665	1,929	1,404
Base Metals
Nickel and other products (*)	2,115	—	2,115	(1,150)	965	(338)	627	29,409	371	16
Copper concentrate	251	(17)	234	(132)	102	(18)	84	3,519	170	110
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,689

	2,749	(22)	2,727	(1,586)	1,141	(357)	784	32,928	557	3,815
Fertilizers
Potash	62	(4)	58	(69)	(11)	(7)	(18)	1,764	7	—
Phosphates	536	(28)	508	(408)	100	(87)	13	7,811	127	—
Nitrogen	172	(23)	149	(127)	22	(23)	(1)	839	—	—
Others fertilizers products	17	(3)	14	—	14	—	14	—	—	—

	787	(58)	729	(604)	125	(117)	8	10,414	134	—
Logistics
Railroads	250	(45)	205	(197)	8	(37)	(29)	1,383	36	534
Ports	78	(9)	69	(60)	9	(7)	2	469	37	—
Ships	—	—	—	—	—	—	—	770	23	137

	328	(54)	274	(257)	17	(44)	(27)	2,622	96	671
Others	165	(16)	149	(392)	(243)	(5)	(248)	4,869	97	2,436
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	13,548	(335)	13,213	(4,287)	8,926	(957)	7,969	86,498	2,813	8,326

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	December 31, 2010
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	8,477	(101)	8,376	(2,275)	6,101	(360)	5,741	30,412	831	107
Pellets	1,927	(55)	1,872	(785)	1,087	(29)	1,058	1,445	87	1,058
Manganese	44	(2)	42	(33)	9	(4)	5	24	2	—
Ferroalloys	186	(14)	172	(81)	91	(7)	84	292	16	—
Coal	241	—	241	(279)	(38)	(24)	(62)	3,020	289	223

	10,875	(172)	10,703	(3,453)	7,250	(424)	6,826	35,193	1,225	1,388

Base Metals
Nickel and other products (*)	2,017	—	2,017	(1,346)	671	(454)	217	28,623	724	23
Copper concentrate	311	(11)	300	(201)	99	(25)	74	3,579	(25)	90
Aluminum products	691	(4)	687	(598)	89	(1)	88	395	216	152

	3,019	(15)	3,004	(2,145)	859	(480)	379	32,597	915	265
Fertilizers
Potash	73	—	73	(131)	(58)	(7)	(65)	474	348	—
Phosphates	541	(12)	529	(443)	86	(79)	7	7,560	188	—
Nitrogen	151	(19)	132	(115)	17	(42)	(25)	809	1	—
Others fertilizers products	4	(2)	2	—	2	—	2	146	3	—

	769	(33)	736	(689)	47	(128)	(81)	8,989	540	—
Logistics
Railroads	262	(39)	223	(190)	33	(37)	(4)	1,278	71	511
Ports	72	(8)	64	(71)	(7)	(7)	(14)	297	22	—
Ships	—	—	—	—	—	3	3	747	747	135

	334	(47)	287	(261)	26	(41)	(15)	2,322	840	646
Others	210	(11)	199	(141)	58	—	58	3,995	1,222	2,198

	15,207	(278)	14,929	(6,689)	8,240	(1,073)	7,167	83,096	4,742	4,497

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2010
								Property,	Addition to
						Depreciation,		plant and	property,
		Value added	Net	Cost and	Operating	depletion and	Operating	equipment,	plant and
	Revenue	tax	revenues	expenses	profit	amortization	income	net	equipment	Investments
Bulk Material
Iron ore	3,747	(70)	3,677	(1,449)	2,228	(325)	1,903	24,664	554	98
Pellets	775	(68)	707	(432)	275	(24)	251	1,581	52	1,033
Manganese	58	—	58	(15)	43	(1)	42	24	—	—
Ferroalloys	142	(16)	126	(72)	54	(11)	43	251	5	—
Coal	127	—	127	(161)	(34)	(15)	(49)	1,735	29	219
Pig iron	—	—	—	—	—	—	—	—	—	—

	4,849	(154)	4,695	(2,129)	2,566	(376)	2,190	28,255	640	1,350
Base Metals
Nickel and other products (*)	747	—	747	(658)	89	(239)	(150)	27,801	322	27
Kaolin	—	—	—	—	—	—	—	—	—	—
Copper concentrate	180	(7)	173	(123)	50	(18)	32	2,483	224	85
Aluminum products	599	(10)	589	(497)	92	(60)	32	4,536	61	141

	1,526	(17)	1,509	(1,278)	231	(317)	(86)	34,820	607	253
Fertilizers
Potash	65	(3)	62	(43)	19	(7)	12	1,792	5	—

	65	(3)	62	(43)	19	(7)	12	1,792	5	—
Logistics
Railroads	236	(42)	194	(152)	42	(27)	15	1,044	21	470
Ports	75	(10)	65	(55)	10	(6)	4	239	2	—
Ships	3	—	3	(6)	(3)	(2)	(5)	—	—	122

	314	(52)	262	(213)	49	(35)	14	1,283	23	592
Others	94	(18)	76	(136)	(60)	(8)	(68)	1,940	542	2,321

	6,848	(244)	6,604	(3,799)	2,805	(743)	2,062	68,090	1,817	4,516

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments	3 Months Ended
Mar. 31, 2011
Derivative financial instruments [Abstract]
Derivative financial instruments
20	Derivative financial instruments
Risk management policy
Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluate not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk) and those risks inherent in Vale’s operational processes (operational risk).
Vale considers that the effective management of risk is a key objective to support its growth strategy and financial flexibility. The risk reduction on Vale’s future cash flows contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and a risk management committee.
The risk management policy determines that Vale should evaluate regularly its cash flow risks and potential risk mitigation strategies. Whenever considered necessary, mitigation strategies should be put in place to reduce cash flow volatility. The executive board is responsible for the evaluation and approval of long-term risk mitigation strategies recommended by the risk management committee.
The risk management committee assists our executive officers in overseeing and reviewing our enterprise risk management activities including the principles, policies, process, procedures and instruments employed to manage risk. The risk management committee reports periodically to the executive board on how risks have been monitored, what are the most important risks we are exposed to and their impact on cash flows.
The risk management policy and procedures, that complement the normative of risk management governance model, explicitly prohibit speculative transactions with derivatives and require the diversification of operations and counterparties.
Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the derivative transactions are implemented by independent areas. The strategy and risk management department is responsible for defining and proposing to the risk management committee market risk mitigation strategies consistent with Vale’s and its wholly owned subsidiaries corporate strategy. The finance department is responsible for the execution of the risk mitigation strategies through the use of derivatives. The independence of the areas guarantees an effective control on these operations.
When measuring our exposures, the correlations between market risk factors are taken into consideration once we must be able to evaluate the net impact on our cash flows from all main market variables. We are also able to identify a natural diversification of products and currencies in our portfolio and therefore a natural reduction of the overall risk of the Company.
The consolidated market risk exposure and the portfolio of derivatives are measured monthly and monitored in order to evaluate the financial results and market risk impacts on our cash flow, as well as to guarantee that the initial goals will be achieved. The mark-to-market of the derivatives portfolio is reported weekly to management.
Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed are:
•	Interest rates;

•	Foreign exchange;

•	Product prices and input costs
Foreign exchange and interest rate risk
Vale’s cash flows are exposed to volatility of several different currencies. While most of our product prices are indexed to the US dollars, most of our costs, disbursements and investments are indexed to currencies other than the US dollar, mainly the Brazilian real and Canadian dollar.
Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.
Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.
Vale is also exposed to interest rate risks on loans and financings. Our floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans.
In general, our US dollars floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollars). To mitigate the impact of the interest rate volatility on its cash flows, Vale takes advantage of natural hedges resulting from the correlation of metal prices and US dollar floating rates. When natural hedges are not present, we may opt to look for the same effect by using financial instruments.
Our Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debts are mainly linked to CDI and TJLP.
The swap transactions used to convert debt linked to Brazilian reais into U.S. Dollars have similar — and sometimes shorter — settlement dates than the final maturity of the debt instruments. Their amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement date than the debts’ final maturity are renegotiated through time so that their final maturity match — or become closer — to the debt final maturity. At each settlement date, the results on the swap transactions partially offset the impact of the foreign exchange rate in our obligations, contributing to stabilize the cash disbursements in U.S. Dollars for the interest and/or principal payment of our Brazilian Real denominated debt.
In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on our Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate on the payment date.
We have other exposures associated with our outstanding debt portfolio. In order to reduce cash flow volatility associated with a financing from KFW (Kreditanstalt Für Wiederaufbau) indexed to Euribor, Vale entered into a swap contract where the cash flows in Euros are converted into cash flows in US dollars. We have also entered into a swap to convert the cash flow from a debt instrument issued originally in Euro into US dollars. In this derivative transaction, we receive fixed interest rates in Euros and pay fixed interest rates in US dollars.
In order to reduce the cash flows volatility associated with the foreign exchange exposure from some coal fixed price sales, Vale purchased forward Australian dollars. These trades matured in January 2011.
Product price risk
Vale is also exposed to several market risks associated with commodities price volatilities. Currently, our derivative transactions include nickel, , copper and bunker oil derivatives and all have the same purpose of mitigating Vale’s cash flow volatility.
Nickel — The Company has the following derivative instruments in this category:
•	Sales Hedging Program — in order to protect our cash flows in 2011 and 2012, we entered into derivative transactions where we fixed the prices of some of our nickel sales during the period.

•	Fixed price sales program — we use to enter into nickel future contracts on the London Metal Exchange (LME) with the purpose of maintaining our exposure to nickel price variation, regarding the fact that, in some cases, the commodity is sold at a fixed price to some customers. Whenever the ‘Strategic derivative program’ is executed, the ‘Fixed price sales program’ is interrupted.

•	Nickel purchase program — Vale has also sold nickel futures on the LME, in order to minimize the risk of mismatch between the pricing on the costs of intermediate products and finished goods.
Copper — We entered into derivatives transactions in order to reduce the cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to the clients.
Bunker Oil — In order to reduce the impact of bunker oil price fluctuation on Vale’s freight hiring and, therefore, on Vale’s cash flow, Vale implemented a derivative program that consists of forward purchases and swaps.
Embedded derivatives — In addition to the contracts mentioned above, Vale Inco Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, where there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.
Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.
At March 31, 2011, we have outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, such as time value, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	As of March 31 (Unaudited)		As of December 31		As of March 31 (Unaudited)		As of December 31
	2011		2010		2011		2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	—	431	—	300	—	—	—	—
EURO floating rate vs. USD floating rate swap	1	—	1	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	3	—	4	—
EuroBond Swap	—	34	—	—	—	—	—	8
Pre Dollar Swap	—	3	—	1	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	2	—	—	—	—	—

	1	468	3	301	3	—	4	8

Commodities price risk
Fixed price program	16	—	13	—	3	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	40	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—

	56	—	29	—	3	—	31	—

Derivatives designated as hedge
Foreign exchange cash flow hedge	46	—	20	—	—	—	—	—
Strategic Nickel	—	—	—	—	—	61	—	53

	46	—	20	—	—	61	—	53

Total	103	468	52	301	6	61	35	61

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement			Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Three-month period ended (unaudited)			Three-month period ended (unaudited)
	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	175	259	(50)	(48)	(819)	(29)	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	1	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	1	(2)	2	—	—	—
Swap Convertibles	—	—	—	—	—	—	—	—	—
Swap NDF	—	—	—	—	—	—	—	—	—
EuroBond Swap	42	1	—	—	—	—	—	—	—
Pre Dollar Swap	2	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	1	2	(2)	(1)	(1)	—	—	—

	219	261	(49)	(49)	(821)	(28)	—	—	—

Commodities price risk
Nickel
Fixed price program	13	—	(9)	(1)	—	(1)	—	—	—
Purchase program	—	—	—	—	—	—	—	—	—
Strategic program	15	(2)	(139)	—	39	14	—	—	—
Natural gas	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	7	—	16	—	—	—
Maritime Freight Hiring Protection Program	—	5	(3)	2	(11)	(10)	—	—	—
Coal	—	(2)	(1)	2	2	—	—	—	—
Bunker Oil Hedge	32	13	(6)	(8)	(7)	(13)	—	—	—

	60	14	(158)	2	23	6	—	—	—

Embedded derivatives:
For nickel concentrate costumer sales	—	—	—	—	—	—	—	—	—
Customer raw material contracts	—	—	—	—	—	—	—	—	—
Energy — Aluminum options	(7)	(7)	(23)	—	—	—	—	—	—

	(7)	(7)	(23)	—	—	—	—	—	—

Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	18	13	—	7	2
Strategic Nickel	(33)	1	—	33	—	—	(9)	(25)	(53)
Foreign exchange cash flow hedge	—	204	—	(13)	(225)	(4)	14	(115)	28

	(33)	205	—	20	(207)	9	5	(133)	(23)

Total	239	473	(230)	(27)	(1,005)	(13)	5	(133)	(23)

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.
Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

Subsequent Event	3 Months Ended
Mar. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
21	Subsequent Event
In April 29, 2011, the Board of Directors has approved Samarco’s fourth pellet plant project. The project encompasses the construction of a fourth pellet plant with capacity of 8.3 Million ton per year - Mtpy. The start-up is scheduled for the first half of 2014 and the total investment is estimated at US $3.0 billion (Vale has a 50% interest in Samarco), which is not part of Vale’s own capital expenditures program.
On April 28, 2011, the Board of Directors has approved the acquisition of up to 9% of Northern Energy S.A. (NESA), which is currently held by Gaia Energia e Participações S.A. (Gaia), subject to certain conditions. NESA was established with the sole purpose of implementing, operating and exploring of the Belo Monte hydroelectric plant. Vale estimated an investment of US $1.4 billion to repay Gaia by capital contributions made in NESA and commitments of future capital contributions arising from the acquired stake.
In April 8, 2011, we announced that we had agreed the terms of an offer to acquire, through a wholly-owned subsidiary, the total share capital of Metorex Limited (Metorex) a copper and cobalt producer, with operations in the African copperbelt, listed on the Johannesburg Stock Exchange (JSE), for the amount of 7.35 South African rands (ZAR) per share totaling ZAR 7,524 million on a fully diluted basis, and equivalent to US $-1,125 at lost closing’s US $/ZAR exchange rate, to be paid in cash. The acquisition is conditional on the applicable government and regulatory approvals, consents and waivers in South Africa, Zambia and the DRC, and approval by minority holders in the subsidiary companies, as well as to customary closing conditions. In addition, the sale or transfer of Sable Zinc Kabwe Limited, a processing operation in Zambia that produces copper cathodes and cobalt, by Metorex to a third party is also a condition.

Accounting Pronouncements (Policies)	3 Months Ended
Mar. 31, 2011
Accounting Pronouncements (Policies) [Abstract]
Business combinations
b) Accounting standards adopted in 2011

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.

The Company and its operations (Tables)	3 Months Ended
Mar. 31, 2011
The Company and its operations (Tables) [Abstract]
Principal consolidated operating subsidiaries

At March 31, 2011, our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Misky Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbá Reunidas S.A.	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Urucum Mineração S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	84.27	99.90	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS	74.00	74.00	New Caledonia	Nickel

Major Acquisitions and Disposals (Tables)	3 Months Ended
Mar. 31, 2011
Major Acquisitions and Disposals (Tables) [Abstract]
Purchase price allocation for major acquisitions

Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Summary of income tax expense reconciled to the statutory rates
The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	Three-month period ended (unaudited)
	March 31, 2011			December 31, 2010			March 31, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,518	3,353	7,871	5,581	1,301	6,882	220	1,165	1,385
Exchange variation (not taxable) or not deductible	—	47	47	—	114	114	—	(416)	(416)

	4,518	3,400	7,918	5,581	1,415	6,996	220	749	969

Tax at Brazilian composite rate	(1,536)	(1,156)	(2,692)	(1,898)	(481)	(2,379)	(75)	(254)	(329)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	—	436	369	—	369	209	—	209
Difference on tax rates of foreign income	—	748	748	—	699	699	—	324	324
Tax incentives	171	—	171	198	—	198	17	—	17
Valuation allowance reversal (provision)
Other non-taxable, income/non deductible expenses	13	(53)	(40)	82	(106)	(24)	(4)	22	18

Income tax per consolidated statements of income	(916)	(461)	(1,377)	(1,249)	112	(1,137)	147	92	239

Reconciliation of amounts due to uncertainty in income taxes
The reconciliation of the beginning and ending amounts is as follows: (see note 16(b)) tax — related actions)

	Three-month period ended (unaudited)
	March 31,	December 31,	March,
	2011	2010	2010
Beginning of the period	2,555	392	396

Increase resulting from tax positions taken	9	2,121	4
Decrease resulting from tax positions taken	(2)	(2)	—
Cumulative translation adjustments	61	44	9

End of the period	2,623	2,555	409

Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents (Tables) [Abstract]
Cash and cash equivalents

	March 31, 2011	December 31, 2010
	(unaudited)
Cash	923	560
Short-term investments	10,348	7,024

	11,271	7,584

Short-term investments (Tables)	3 Months Ended
Mar. 31, 2011
Short-term investments (Tables) [Abstract]
Short-term investment

	March 31, 2011	December 31, 2010
	(Unaudited)
Time deposit	540	1,793

Inventories (Tables)	3 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventories

	March 31, 2011	December 31, 2010
	(Unaudited)
Products

Nickel (co-products and by-products)	2,161	1,310
Iron ore and pellets	794	825
Manganese and ferroalloys	204	203
Fertilizer	237	171
Copper concentrate	93	28
Coal	61	74
Others	116	143
Spare parts and maintenance supplies	1,144	1,544

	4,810	4,298

Investments in affiliated companies and joint ventures (Tables)	3 Months Ended
Mar. 31, 2011
Investments in affiliated companies and joint ventures (Tables) [Abstract]
Investments in affiliated companies and joint ventures

	March 31, 2011 ( Unaudited )				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
				Net Income			Three-month period ended (unaudited)			Three-month period ended (unaudited)
				(loss) of the	March	December	March	December	March	March	December	March
	Participation in capital (%)		Net equity	period	31, 2011	31, 2010	31, 2011	31, 2010	31, 2010	31, 2011	31, 2010	31, 2010
	Voting	Total			(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	336	16	171	171	8	12	5	—	—	—
Companhia Hispano-Brasileira de Pelotização — HISPANOBRÁS (1)	51.00	50.89	243	6	124	128	3	35	8	—	—	—
Companhia Coreano-Brasileira de Pelotização — KOBRASCO (1)	50.00	50.00	177	20	89	87	10	9	6	—	—	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	184	19	94	86	10	14	2	—	—	—
Minas da Serra Geral SA — MSG	50.00	50.00	73	2	38	36	1	4	(1)	—	—	—
SAMARCO Mineração SA — SAMARCO (2)	50.00	50.00	932	413	531	561	207	261	44	250	575	50
Baovale Mineração SA — BAOVALE	50.00	50.00	62	4	33	31	2	2	1	—	—	—
Zhuhai YPM Pellet e Co,Ltd — ZHUHAI	25.00	25.00	103	(3)	26	25	(1)	4	3	—	—	—
Tecnored Desenvolvimento Tecnológico SA	37.40	37.40	139	(2)	54	40	(1)	—	(10)	—	—	—

					1,160	1,165	239	341	58	250	575	50
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,104	94	276	250	24	64	20	—	—	—
Shandong Yankuang International Company Ltd	25.00	25.00	(127)	(20)	(32)	(27)	(5)	(7)	(2)	—	—	—

					244	223	19	57	18	—	—	—
Base Metals
Bauxite
Mineração Rio do Norte SA — MRN	40.00	40.00	393	5	158	152	2	(8)	1	—	10	—

Copper
Teal Minerals Incorporated	50.00	50.00	219	(9)	110	90	(5)	3	5	—	—	—

Nickel
Heron Resources Inc (3)	—	—	—	—	7	7	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	24	—	6	11	—	2	—	—	—	—
Others (3)	—	—	—	—	3	5	—	—	—	—	—	—

					16	23	—	2	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	—	—	3,531	—	—	—	—	—	—	—

Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	407	—	137	135	—	4	(1)	—	—	—
MRS Logística SA	37.86	41.50	1,284	88	534	511	36	28	13	—	37	—

					671	646	36	32	12	—	37	—
Others
Steel
California Steel Industries Inc — CSI	50.00	50.00	321	11	160	155	6	(1)	6	—	7	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	7,037	(32)	1,891	1,840	(8)	(75)	(4)	—	—	—

					2,051	1,995	(2)	(76)	2	—	7	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	276	(17)	146	115	(9)	(33)	—	—	—	—
Others	—	—	—	—	239	88	—	(15)	—	—	—	—

					385	203	(9)	(48)	—	—	—	—

Total					8,326	4,497	280	303	96	250	629	50

(1)	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;

(2)	Investment includes goodwill of US $66 in March, 2011 and US $64 in December, 2010.

(3)	Available for sale.

Long-term debt (Tables)	3 Months Ended
Mar. 31, 2011
Long-term debt (Tables) [Abstract]
Long-term debt

	Current liabilities		Non-current liabilities
	March 31,	December 31,	March 31,	December 31,
	2011	2010	2011	2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,078	2,384	2,580	2,530
Others	22	18	278	217
Fixed Rate Notes
US dollars	—	—	10,236	10,242
EUR	—	—	1,055	1,003
Perpetual notes	—	—	78	78
Accrued charges	189	233	—	—

	1,289	2,635	14,227	14,070

Brazilian debt
Brazilian reais indexed to Long-term Interest Rate — TJLP/CDI	86		3,991
Brazilian reais indexed to General Price Index-Market (IGP-M)	—	76	—	3,891
Basket of currencies	5	1	142	125
Non-convertible debentures	—	—	2,844	2,767
US dollars denominated	3	1	823	738
Accrued charges	175	110	—	—

	269	188	7,800	7,521

Total	1,558	2,823	22,027	21,591

Maturities of Long-term Debt
The long-term portion at March 31, 2011 was as follows (Unaudited):

2012	1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467

22,027

Annual interest rates on long-term debt
At March 31, 2011 annual interest rates on long-term debt were as follows (Unaudited):

Up to 3%	4,514
3.1% to 5% (*)	2,213
5.1% to 7%	8,697
7.1% to 9% (**)	3,484
9.1% to 11% (**)	151
Over 11% (**)	4,446
Variable	80

23,585

Non-convertible debentures in Brazilian Reais denominated
Vale has non-convertible debentures at Brazilian Real denominated as follows:

					Balance
					March 31,
	Quantity as of March 31, 2011				2011	December 31,
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	(Unaudited)	2010
2nd Series	150,000	150,000	November 20, 2010	101.75% CDI	2,553	2,429
Tranche “B”	400,000	400,000	November 20, 2013	100% CDI + 0.25%	388	367

					2,941	2,796

Long-term portion					2,844	2,767
Accrued chages					97	29

					2,941	2,796

Indexation rates applied to debt
The indexation indices/ rates applied to our debt were as follows:

	Three-month period ended (unaudited)
	March	December	March
	31, 2011	31, 2010	31, 2010
TJLP — Long-Term Interest Rate (effective rate)	(4.5)	1.5	1.5
IGP-M — General Price Index — Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	2.3	1.7	(2.2)

Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2011
Stockholders' Equity (Tables) [Abstract]
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6,75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share
Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Net income from continuing operations attributable to Company’s stockholders	6,826	5,917	1,749
Discontinued operations, net of tax	—	—	(145)

Net income attributable to Company’s stockholders	6,826	5,917	1,604

Interest attributed to preferred convertible notes	(18)	(23)	(19)
Interest attributed to common convertible notes	(8)	(10)	(23)

Net income for the period adjusted	6,800	5,884	1,562

Basic and diluted earnings per share

Income available to preferred stockholders	2,585	2,231	591
Income available to common stockholders	4,130	3,579	926
Income available to convertible notes linked to preferred shares	61	53	23
Income available to convertible notes linked to common shares	24	21	22

Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,008,930	1,997,276	2,030,998
Weighted average number of shares outstanding (thousands of shares) — common shares	3,209,349	3,204,203	3,181,727
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	77,580
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	74,998

Total	5,283,980	5,267,180	5,365,303

Earnings per preferred share	1.29	1.12	0.29
Earnings per common share	1.29	1.12	0.29
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.54
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.60

Continuous operations
Earnings per preferred share	1.29	1.12	0.32
Earnings per common share	1.29	1.12	0.32
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.57
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.63

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)
Earnings per convertible notes linked to preferred share (*)	—	—	(0.03)
Earnings per convertible notes linked to common share (*)	—	—	(0.03)

(*)	Basic earnings per share only, as dilution assumes conversion

Dilutive effect in the conversion of the convertible notes
If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following dilutive effect as shown below:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Income available to preferred stockholders	2,664	2,307	633
Income available to common stockholders	4,162	3,610	971
Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,056,215	2,044,561	2,108,578
Weighted average number of shares outstanding (thousands of shares) — common shares	3,227,765	3,222,619	3,256,725

Earnings per preferred share	1.29	1.13	0.30
Earnings per common share	1.29	1.12	0.30

Continuous operations
Earnings per preferred share	1.29	1.13	(0.33)
Earnings per common share	1.29	1.12	(0.33)

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)

Pension Plans (Tables)	3 Months Ended
Mar. 31, 2011
Pension plans (Tables) [Abstract]
Pension costs

	Three-month period ended (unaudited)
	March 31, 2011
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)

Net periodic pension cost (credit)	(68)	40	31

	Three-month period ended (unaudited)
	December 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	1	8	7
Interest cost on projected benefit obligation	85	91	23
Expected return on assets	(139)	(76)	—
Amortizations and (gain) / loss	—	6	(7)

Net periodic pension cost (credit)	(53)	29	23

	Three-month period ended (unaudited)
	March 31, 2010
	Overfunded	Underfunded	Underfunded
	pension plans	pension plans	other benefits
Service cost — benefits earned during the period	—	17	6
Interest cost on projected benefit obligation	69	88	24
Expected return on assets	(115)	(81)	—

Net periodic pension cost (credit)	(46)	24	30

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies (Tables) [Abstract]
Provision for contingencies and the related judicial deposits

The provision for contingencies and the related judicial deposits are composed as follows:

	March 31, 2011 ( unaudited )		December 31, 2010
	Provision for	Judicial	Provision for	Judicial
	contingencies	deposits	contingencies	deposits
Labor and social security claims	790	931	748	874
Civil claims	488	425	510	410
Tax — related actions	785	452	746	442
Others	39	6	39	5

	2,102	1,814	2,043	1,731

Changes in the provisions for asset retirement obligations

The changes in the provisions for asset retirement obligations are as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Beginning of period	1,368	1,230	1,116
Accretion expense	41	34	27
Liabilities settled in the current period	(10)	(33)	(8)
Revisions in estimated cash flows (*)	(63)	110	(2)
Cumulative translation adjustment	32	27	(4)

End of period	1,368	1,368	1,129

Current liabilities	71	75	79
Non-current liabilities	1,297	1,293	1,050

Total	1,368	1,368	1,129

Fair Value Disclosures of Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Disclosures of Financial Assets and Liabilities (Tables) [Abstract]
Balances of assets and liabilities measured at fair value on a recurring basis
The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	10	10	10	—
Unrealized gain on derivatives	504	504	16	488
Debentures	(1,387)	(1,387)	—	(1,387)

	As of December 31
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

Estimated fair value measurement

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	540	540	—	540
Long-term debt (*)	(23,221)	(23,967)	(17,211)	(6,756)

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*)	Less accrued charges of US $364 and US $343 as of March 31, 2011 and December 31, 2010, respectively.

Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2011
Segment and geographical information (Tables) [Abstract]
Agregated results by segment before eliminations

Consolidated net income and principal assets are reconciled as follows:
Results by segment — before eliminations (aggregated)

	Three-month period ended (unaudited)
	March 31, 2011							December 31, 2010							March 31, 2010
	Bulk	Base						Bulk	Base						Bulk	Base
	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848
Cost and expenses	(10,003)	(1,873)	(688)	(351)	(311)	7,433	(5,793)	(11,334)	(2,792)	(776)	(400)	(255)	8,891	(6,666)	(5,093)	(1,860)	(39)	(292)	(69)	3,482	(3,871)
Research and development	(112)	(74)	(18)	(21)	(117)	—	(342)	(103)	(109)	(39)	(30)	(20)	—	(301)	(44)	(42)	(7)	(11)	(68)	—	(172)
Gain on sale of assets	—	1,513	—	—	—	—	1,513	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(434)	(357)	(117)	(44)	(5)	—	(957)	(424)	(480)	(128)	(41)	—	—	(1,073)	(376)	(325)	(7)	(35)	—	—	(743)

Operating income (loss)	5,939	2,297	8	(27)	(248)	—	7,969	6,826	379	(81)	(15)	58	—	7,167	2,190	(94)	12	14	(60)	—	2,062
Financial income	838	2	16	3	2	(696)	165	696	198	17	3	9	(806)	117	566	(2)	—	1	188	(705)	48
Financial expenses	(1,022)	(230)	(9)	(15)	(2)	696	(582)	(1,160)	(503)	(7)	(2)	(60)	806	(926)	(757)	(199)	—	(7)	(207)	705	(465)
Gains (losses) on derivatives, net	251	(12)	—	—	—	—	239	486	(13)	—	—	—	—	473	(199)	(31)	—	—	—	—	(230)
Foreign exchange and monetary gains (losses), net	18	13	56	(7)	—	—	80	(46)	80	45	(21)	(7)	—	51	(53)	26	—	(2)	(1)	—	(30)
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(145)	—	—	—	—	(145)
change in provision for losses on equity investments	258	(3)	—	36	(11)	—	280	403	9	—	32	(141)	—	303	58	6	—	12	20	—	96
Income taxes	(981)	(401)	3	2	—	—	(1,377)	(1,268)	125	(9)	9	6	—	(1,137)	147	67	—	4	21	—	239
Noncontrolling interests	2	14	4	—	32	—	52	(2)	(144)	19	—	(4)	—	(131)	—	29	—	—	—	—	29

Net income attributable to the Company’s stockholders	5,303	1,680	78	(8)	(227)	—	6,826	5,935	131	(16)	6	(139)	—	5,917	1,952	(343)	12	22	(39)	—	1,604

Sales classified by geographic destination:
Foreign market
America, except United States	472	540	19	2	2	(308)	727	459	550	28	—	—	(263)	774	193	271	—	12	2	(145)	333
United States	6	479	—	—	2	(12)	475	53	294	—	—	—	(14)	333	1	148	—	—	2	(16)	135
Europe	3,680	677	32	2	12	(1,767)	2,636	3,555	1,152	6	—	14	(2,046)	2,681	2,151	665	—	—	2	(1,461)	1,357
Middle East/Africa/Oceania	853	16	—	—	—	(413)	456	739	120	18	—	—	(247)	630	193	49	—	—	—	(13)	229
Japan	1,979	377	—	—	—	(847)	1,509	2,113	453	—	—	8	(912)	1,662	1,206	272	—	—	—	(646)	832
China	6,825	397	—	—	41	(3,239)	4,024	8,939	380	—	—	22	(4,074)	5,267	2,675	201	—	—	—	(716)	2,160
Asia, other than Japan and China	1,365	406	14	—	—	(601)	1,184	1,604	603	13	—	—	(856)	1,364	451	326	—	—	—	(233)	544
Brazil	1,308	196	766	385	128	(246)	2,537	1,225	208	797	456	289	(479)	2,496	833	201	65	340	71	(252)	1,258

	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848

Disaggregated result by operating segment after eliminations

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2011
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	7,287	(110)	7,177	(1,736)	5,441	(357)	5,084	29,377	1,177	125
Pellets	1,878	(61)	1,817	(840)	977	(36)	941	2,551	353	1,035
Manganese	43	(2)	41	(21)	20	(5)	15	20	—	—
Ferroalloys	157	(12)	145	(111)	34	(11)	23	308	11	—
Coal	154	—	154	(253)	(99)	(25)	(124)	3,409	388	244

	9,519	(185)	9,334	(2,961)	6,373	(434)	5,939	35,665	1,929	1,404
Base Metals
Nickel and other products (*)	2,115	—	2,115	(1,150)	965	(338)	627	29,409	371	16
Copper concentrate	251	(17)	234	(132)	102	(18)	84	3,519	170	110
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,689

	2,749	(22)	2,727	(1,586)	1,141	(357)	784	32,928	557	3,815
Fertilizers
Potash	62	(4)	58	(69)	(11)	(7)	(18)	1,764	7	—
Phosphates	536	(28)	508	(408)	100	(87)	13	7,811	127	—
Nitrogen	172	(23)	149	(127)	22	(23)	(1)	839	—	—
Others fertilizers products	17	(3)	14	—	14	—	14	—	—	—

	787	(58)	729	(604)	125	(117)	8	10,414	134	—
Logistics
Railroads	250	(45)	205	(197)	8	(37)	(29)	1,383	36	534
Ports	78	(9)	69	(60)	9	(7)	2	469	37	—
Ships	—	—	—	—	—	—	—	770	23	137

	328	(54)	274	(257)	17	(44)	(27)	2,622	96	671
Others	165	(16)	149	(392)	(243)	(5)	(248)	4,869	97	2,436
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	13,548	(335)	13,213	(4,287)	8,926	(957)	7,969	86,498	2,813	8,326

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	December 31, 2010
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	8,477	(101)	8,376	(2,275)	6,101	(360)	5,741	30,412	831	107
Pellets	1,927	(55)	1,872	(785)	1,087	(29)	1,058	1,445	87	1,058
Manganese	44	(2)	42	(33)	9	(4)	5	24	2	—
Ferroalloys	186	(14)	172	(81)	91	(7)	84	292	16	—
Coal	241	—	241	(279)	(38)	(24)	(62)	3,020	289	223

	10,875	(172)	10,703	(3,453)	7,250	(424)	6,826	35,193	1,225	1,388

Base Metals
Nickel and other products (*)	2,017	—	2,017	(1,346)	671	(454)	217	28,623	724	23
Copper concentrate	311	(11)	300	(201)	99	(25)	74	3,579	(25)	90
Aluminum products	691	(4)	687	(598)	89	(1)	88	395	216	152

	3,019	(15)	3,004	(2,145)	859	(480)	379	32,597	915	265
Fertilizers
Potash	73	—	73	(131)	(58)	(7)	(65)	474	348	—
Phosphates	541	(12)	529	(443)	86	(79)	7	7,560	188	—
Nitrogen	151	(19)	132	(115)	17	(42)	(25)	809	1	—
Others fertilizers products	4	(2)	2	—	2	—	2	146	3	—

	769	(33)	736	(689)	47	(128)	(81)	8,989	540	—
Logistics
Railroads	262	(39)	223	(190)	33	(37)	(4)	1,278	71	511
Ports	72	(8)	64	(71)	(7)	(7)	(14)	297	22	—
Ships	—	—	—	—	—	3	3	747	747	135

	334	(47)	287	(261)	26	(41)	(15)	2,322	840	646
Others	210	(11)	199	(141)	58	—	58	3,995	1,222	2,198

	15,207	(278)	14,929	(6,689)	8,240	(1,073)	7,167	83,096	4,742	4,497

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2010
								Property,	Addition to
						Depreciation,		plant and	property,
		Value added	Net	Cost and	Operating	depletion and	Operating	equipment,	plant and
	Revenue	tax	revenues	expenses	profit	amortization	income	net	equipment	Investments
Bulk Material
Iron ore	3,747	(70)	3,677	(1,449)	2,228	(325)	1,903	24,664	554	98
Pellets	775	(68)	707	(432)	275	(24)	251	1,581	52	1,033
Manganese	58	—	58	(15)	43	(1)	42	24	—	—
Ferroalloys	142	(16)	126	(72)	54	(11)	43	251	5	—
Coal	127	—	127	(161)	(34)	(15)	(49)	1,735	29	219
Pig iron	—	—	—	—	—	—	—	—	—	—

	4,849	(154)	4,695	(2,129)	2,566	(376)	2,190	28,255	640	1,350
Base Metals
Nickel and other products (*)	747	—	747	(658)	89	(239)	(150)	27,801	322	27
Kaolin	—	—	—	—	—	—	—	—	—	—
Copper concentrate	180	(7)	173	(123)	50	(18)	32	2,483	224	85
Aluminum products	599	(10)	589	(497)	92	(60)	32	4,536	61	141

	1,526	(17)	1,509	(1,278)	231	(317)	(86)	34,820	607	253
Fertilizers
Potash	65	(3)	62	(43)	19	(7)	12	1,792	5	—

	65	(3)	62	(43)	19	(7)	12	1,792	5	—
Logistics
Railroads	236	(42)	194	(152)	42	(27)	15	1,044	21	470
Ports	75	(10)	65	(55)	10	(6)	4	239	2	—
Ships	3	—	3	(6)	(3)	(2)	(5)	—	—	122

	314	(52)	262	(213)	49	(35)	14	1,283	23	592
Others	94	(18)	76	(136)	(60)	(8)	(68)	1,940	542	2,321

	6,848	(244)	6,604	(3,799)	2,805	(743)	2,062	68,090	1,817	4,516

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative financial instruments (Tables) [Abstract]
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	As of March 31 (Unaudited)		As of December 31		As of March 31 (Unaudited)		As of December 31
	2011		2010		2011		2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	—	431	—	300	—	—	—	—
EURO floating rate vs. USD floating rate swap	1	—	1	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	3	—	4	—
EuroBond Swap	—	34	—	—	—	—	—	8
Pre Dollar Swap	—	3	—	1	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	2	—	—	—	—	—

	1	468	3	301	3	—	4	8

Commodities price risk
Fixed price program	16	—	13	—	3	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	40	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—

	56	—	29	—	3	—	31	—

Derivatives designated as hedge
Foreign exchange cash flow hedge	46	—	20	—	—	—	—	—
Strategic Nickel	—	—	—	—	—	61	—	53

	46	—	20	—	—	61	—	53

Total	103	468	52	301	6	61	35	61

Effects of derivatives

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement			Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Three-month period ended (unaudited)			Three-month period ended (unaudited)
	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010	March 31, 2011	December 31, 2010	March 31, 2010
Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	175	259	(50)	(48)	(819)	(29)	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	1	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	1	(2)	2	—	—	—
Swap Convertibles	—	—	—	—	—	—	—	—	—
Swap NDF	—	—	—	—	—	—	—	—	—
EuroBond Swap	42	1	—	—	—	—	—	—	—
Pre Dollar Swap	2	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	1	2	(2)	(1)	(1)	—	—	—

	219	261	(49)	(49)	(821)	(28)	—	—	—

Commodities price risk
Nickel
Fixed price program	13	—	(9)	(1)	—	(1)	—	—	—
Purchase program	—	—	—	—	—	—	—	—	—
Strategic program	15	(2)	(139)	—	39	14	—	—	—
Natural gas	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	7	—	16	—	—	—
Maritime Freight Hiring Protection Program	—	5	(3)	2	(11)	(10)	—	—	—
Coal	—	(2)	(1)	2	2	—	—	—	—
Bunker Oil Hedge	32	13	(6)	(8)	(7)	(13)	—	—	—

	60	14	(158)	2	23	6	—	—	—

Embedded derivatives:
For nickel concentrate costumer sales	—	—	—	—	—	—	—	—	—
Customer raw material contracts	—	—	—	—	—	—	—	—	—
Energy — Aluminum options	(7)	(7)	(23)	—	—	—	—	—	—

	(7)	(7)	(23)	—	—	—	—	—	—

Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	18	13	—	7	2
Strategic Nickel	(33)	1	—	33	—	—	(9)	(25)	(53)
Foreign exchange cash flow hedge	—	204	—	(13)	(225)	(4)	14	(115)	28

	(33)	205	—	20	(207)	9	5	(133)	(23)

Total	239	473	(230)	(27)	(1,005)	(13)	5	(133)	(23)

Final maturity dates	Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

The Company and its operations (Details)	Mar. 31, 2011
Compania Minera Misky Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership	40.00%
Voting capital	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro - Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership	99.99%
Voting capital	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumba Reunidas S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Iron ore
PT International Nickel Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership	59.14%
Voting capital	59.14%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership	90.00%
Voting capital	90.00%
Head office location	Chile
Principal activity	Copper
Urucum Mineracao S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Australia
Principal activity	Coal
Vale Austria Holdings GMBH
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership	84.27%
Voting capital	99.90%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership	100.00%
Voting capital	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Nouvelle Caledonie SAS
Principal consolidated operating subsidiaries
Ownership	74.00%
Voting capital	74.00%
Head office location	New Caledonia
Principal activity	Nickel

Basis of Consolidation (Details)	3 Months Ended
Mar. 31, 2011
Basis of Consolidation (Textuals) [Abstract]
Percentage of voting interest in subsidiary	less than 51%

Basis of Presentation (Details) (BRL)	Mar. 31, 2011	Dec. 31, 2010
Basis of Presentation (Textuals)
Exchange rates used to Translate assets and liabilities	1.6287	1.6662

Major Acquisitions and Disposals (Details) (Fertilizers Businesses Acquisition [Member], USD $) In Millions	3 Months Ended
Mar. 31, 2011
Fertilizers Businesses Acquisition [Member]
Purchase price allocation for major acquisitions
Purchase price	$ 5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783
Total fair value adjustment	$ 719

Major Acquisitions and Disposals (Details Textuals) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2011	Dec. 31, 2015	Dec. 31, 2013	Mar. 31, 2011 Fertilizers Businesses Acquisition [Member]	Dec. 31, 2010 Vale Fosfatados S A Member	Dec. 31, 2010 Vale Fertilizantes S.A [Member]
Major Acquisitions and Disposals (Textuals)
Percentage of equity capital acquired						58.60%
Business acquisition percentage of total capital acquired in Vale Fertilizantes	78.92%
Percentage stake acquired					100.00%	99.83%
Payment made for business acquisition				$ 5,795,000,000
Percentage of stake in Paragominas and mineral rights	60.00%
Cash received for transactions	1,081,000
Number of shares in Hydro's	447,834,465
Percentage of stake in Hydro	22.00%
Cash Received for Hydro's common shares outstanding	3,500,000,000
Cash received by selling the Paragominas in each tranches		200,000,000	200,000,000
Percentage of Paragominas to be sold	40.00%
Gain on sale of assets	$ 1,513,000,000
Percentage of total participation	84.27%

Income Taxes (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 7,871	$ 6,882	$ 1,385
Exchange variation (not taxable) or not deductible	47	114	(416)
Income before income taxes, equity results and noncontrolling interests after exchange variation	7,918	6,996	969
Tax at Brazilian composite rate	(2,692)	(2,379)	(329)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	369	209
Difference on tax rates of foreign income	748	699	324
Tax incentives	171	198	17
Other non-taxable, income/non deductible expenses	(40)	(24)	18
Income taxes per consolidated statements of income	(1,377)	(1,137)	239
Brazil [Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,518	5,581	220
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,518	5,581	220
Tax at Brazilian composite rate	(1,536)	(1,898)	(75)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	369	209
Tax incentives	171	198	17
Other non-taxable, income/non deductible expenses	13	82	(4)
Income taxes per consolidated statements of income	(916)	(1,249)	(147)
Foreign Country[Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	3,353	1,301	1,165
Exchange variation (not taxable) or not deductible	47	114	(416)
Income before income taxes, equity results and noncontrolling interests after exchange variation	3,400	1,415	749
Tax at Brazilian composite rate	(1,156)	(481)	(254)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	748	699	324
Other non-taxable, income/non deductible expenses	(53)	(106)	22
Income taxes per consolidated statements of income	$ (461)	$ 112	$ (92)

Income Taxes (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 2,555	$ 392	$ 396
Increase resulting from tax positions taken	9	2,121	4
Decrease resulting from tax positions taken	(2)	(2)
Cumulative translation adjustments	61	44	9
End of the period	$ 2,623	$ 2,555	$ 409

Income Taxes (Details Textuals)	3 Months Ended
Mar. 31, 2011
Income Taxes (Textuals)
Applicable statutory composite enacted tax rate	34.00%
Income tax holiday number of years	5 years
Income tax holiday in percentage	50.00%
Restriction on loss carryforwards	30% of annual taxable income
Brazil [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 5 years
Canada [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 7 years
Indonesia [Member]
Income Taxes (Textuals)
Subjected to examination by tax authorities regarding operations	upto 10 years
Railroad and Iron Ore Operation [Member]
Income Taxes (Textuals)
Income tax incentives number of years	10 years
Goro Project [Member]
Income Taxes (Textuals)
Income tax incentives number of years	15 years

Cash and Cash Equivalents (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 923	$ 560
Short-term investments	10,348	7,024
Cash and cash equivalents, Total	$ 11,271	$ 7,584	$ 9,723	$ 11,124	$ 7,293

Short-term investments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Mar. 31, 2011
Short-term investments
Time deposit	$ 1,793	$ 540
Short-term investments (Textuals)
Minimum Original maturity period of short term investment	3 months

Inventories (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventories
Coal	$ 61	$ 74
Spare parts and maintenance supplies	1,144	1,544
Inventory net	4,810	4,298
Inventories (Textuals)
Adjustment to reduce inventories to market value	0	0
Nickel (co-products and by-products) [Member]
Inventories
Finished products	2,161	1,310
Iron ore and pellets [Member]
Inventories
Finished products	794	825
Manganese and ferroalloys [Member]
Inventories
Finished products	204	203
Fertilizer [Member]
Inventories
Finished products	237	171
Copper concentrate [Member]
Inventories
Finished products	93	28
Others [Member]
Inventories
Finished products	$ 116	$ 143

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Investments in affiliated companies and joint ventures
Total, Participation in capital	50.00%
Investments	$ 8,326		$ 4,497
Change in provision for losses on equity investments	280		303		96
Dividends received	250		629		50
Investments in affiliated companies and joint ventures (Textuals)
Goodwill included in Equity Method Investments	66		64
Bulk Material [Member] | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	103
Net income (loss) of the period	(3)
Investments	26		25
Change in provision for losses on equity investments	(1)		4		3
Bulk Material [Member] | Baovale Mineracao SA - BAOVALE [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	62
Net income (loss) of the period	4
Investments	33		31
Change in provision for losses on equity investments	2		2		1
Bulk Material [Member] | SAMARCO Mineracao SA - SAMARCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	932
Net income (loss) of the period	413
Investments	531		561
Change in provision for losses on equity investments	207		261		44
Dividends received	250		575		50
Bulk Material [Member] | Minas da Serra Geral SA - MSG [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	73
Net income (loss) of the period	2
Investments	38		36
Change in provision for losses on equity investments	1		4		(1)
Bulk Material [Member] | Companhia italo-Brasileira de Pelotizacao - ITABRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	50.90%	[1]
Net equity	184	[1]
Net income (loss) of the period	19	[1]
Investments	94	[1]	86	[1]
Change in provision for losses on equity investments	10	[1]	14	[1]	2	[1]
Bulk Material [Member] | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%	[1]
Total, Participation in capital	50.00%	[1]
Net equity	177	[1]
Net income (loss) of the period	20	[1]
Investments	89	[1]	87	[1]
Change in provision for losses on equity investments	10	[1]	9	[1]	6	[1]
Bulk Material [Member] | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	50.89%	[1]
Net equity	243	[1]
Net income (loss) of the period	6	[1]
Investments	124	[1]	128	[1]
Change in provision for losses on equity investments	3	[1]	35	[1]	8	[1]
Bulk Material [Member] | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.11%	[1]
Total, Participation in capital	51.00%	[1]
Net equity	336	[1]
Net income (loss) of the period	16	[1]
Investments	171	[1]	171	[1]
Change in provision for losses on equity investments	8	[1]	12	[1]	5	[1]
Bulk Material [Member] | Tecnored Desenvolvimento Tecnologico SA [Member] | Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	37.40%
Total, Participation in capital	37.40%
Net equity	139
Net income (loss) of the period	(2)
Investments	54		40
Change in provision for losses on equity investments	(1)				(10)
Base Metals [Member] | Heron Resources Inc [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	7	[2]	7	[2]
Base Metals [Member] | Teal Minerals Incorporated [Member] | Copper [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	219
Net income (loss) of the period	(9)
Investments	110		90
Change in provision for losses on equity investments	(5)		3		5
Base Metals [Member] | Mineracao Rio do Norte SA - MRN [Member] | Bauxite [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	40.00%
Total, Participation in capital	40.00%
Net equity	393
Net income (loss) of the period	5
Investments	158		152
Change in provision for losses on equity investments	2		(8)		1
Dividends received			10
Base Metals [Member] | THYSSENKRUPP CSA Companhia Siderurgica [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	26.87%
Total, Participation in capital	26.87%
Net equity	7,037
Net income (loss) of the period	(32)
Investments	1,891		1,840
Change in provision for losses on equity investments	(8)		(75)		(4)	[1]
Base Metals [Member] | California Steel Industries Inc - CSI [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	50.00%
Total, Participation in capital	50.00%
Net equity	321
Net income (loss) of the period	11
Investments	160		155
Change in provision for losses on equity investments	6		(1)		6
Dividends received					7
Base Metals [Member] | Companhia Outro [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%
Total, Participation in capital	0.00%
Net equity	0
Investments	239		88
Change in provision for losses on equity investments			(15)
Base Metals [Member] | Korea Nickel Corp [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	24
Investments	6		11
Change in provision for losses on equity investments			2
Base Metals [Member] | Vale Solucoes em Energia [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	51.00%	[1]
Total, Participation in capital	51.00%	[1]
Net equity	276	[1]
Net income (loss) of the period	(17)	[1]
Investments	146	[1]	115	[1]
Change in provision for losses on equity investments	(9)	[1]	(33)	[1]
Base Metals [Member] | Others - available for sale [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	0.00%	[2]
Total, Participation in capital	0.00%	[2]
Net equity	0	[2]
Investments	3	[2]	5	[2]
Base Metals [Member] | Norsk Hydro ASA [Member] | Aluminium [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	22.00%
Total, Participation in capital	22.00%
Net equity	0
Investments	3,531
Base Metals [Member] | Other affiliates and joint ventures [Member]
Investments in affiliated companies and joint ventures
Investments	385		203
Change in provision for losses on equity investments	(9)		(48)
Base Metals [Member] | Steel [Member]
Investments in affiliated companies and joint ventures
Investments	2,051		1,995
Change in provision for losses on equity investments	(2)		(76)		2
Dividends received			7
Base Metals [Member] | Nickel [Member]
Investments in affiliated companies and joint ventures
Investments	16		23
Change in provision for losses on equity investments			2
Shandong Yankuang International Company Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	(127)
Net income (loss) of the period	(20)
Investments	(32)		(27)
Change in provision for losses on equity investments	(5)		(7)		(2)
Henan Longyu Resources Co Ltd [Member] | Coal [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	25.00%
Total, Participation in capital	25.00%
Net equity	1,104
Net income (loss) of the period	94
Investments	276		250
Change in provision for losses on equity investments	24		64		20
MRS Logistica SA Company [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	37.86%
Total, Participation in capital	41.50%
Net equity	1,284
Net income (loss) of the period	88
Investments	534		511
Change in provision for losses on equity investments	36		28		13
Dividends received			37
LOG-IN Logistica Intermodal SA [Member] | Logistic [Member]
Investments in affiliated companies and joint ventures
Voting, Participation in capital (%)	31.33%
Total, Participation in capital	31.33%
Net equity	407
Investments	137		135
Change in provision for losses on equity investments			4	[1]	(1)
Iron ore and pellets [Member]
Investments in affiliated companies and joint ventures
Investments	1,160		1,165
Change in provision for losses on equity investments	239		341		58
Dividends received	250		575		50
Logistic [Member]
Investments in affiliated companies and joint ventures
Investments	671		646
Change in provision for losses on equity investments	36		32		12
Dividends received			37
Coal [Member]
Investments in affiliated companies and joint ventures
Investments	244		223
Change in provision for losses on equity investments	$ 19		$ 57		$ 18

[1]	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
[2]	Available for sale

Short-Term debt (Details)	Mar. 31, 2011
Short-term debt (Textuals)
Average annual interest rate on short-term borrowings from commercial banks for import financing	1.99%

Long-term debt (Details) In Millions	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2011 Foreign Debt [Member] USD ( $)	Mar. 31, 2011 Foreign Debt [Member] EUR ( €)	Dec. 31, 2010 Foreign Debt [Member] USD ( $)	Dec. 31, 2010 Foreign Debt [Member] EUR ( €)	Mar. 31, 2011 Brazilian debt [Member] USD ( $)	Dec. 31, 2010 Brazilian debt [Member] USD ( $)
Long-term debt
US dollars			$ 1,078		$ 2,384
US dollars			2,580		2,530
Others			22		18
Others			278		217
Fixed Rate Notes - US dollar denominated			0		0
Fixed Rate Notes - US dollar denominated			10,236		10,242
Fixed Rate Notes - EUR denominated				0		0
Fixed Rate Notes - EUR denominated				1,055		1,003
Perpetual notes			0		0
Perpetual notes			78		78
Accrued charges			189		233		175	110
Accrued charges			0		0		0	0
Long-term debt	1,558	2,823	1,289		2,635		269	188
Long-term debt	22,027	21,591	14,227		14,070		7,800	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI							86	76
Brazilian Reais indexed to General Price Index-Market (IGPM)							3,991	3,891
Basket of currencies							5	1
Basket of currencies							142	125
Non-convertible debentures							0	0
Non-convertible debentures							2,844	2,767
US dollars denominated							3	1
US dollars denominated							$ 823	$ 738

Long-term debt (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2012	$ 1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467
Long-term debt	$ 22,027	$ 21,591

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011
Annual interest rates on long-term debt
Long-term Debt, Total	$ 23,585
Range One [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0
Annual interest rates on long-term debt, Maximum	0.03
Long-term Debt, Total	4,514
Range Two [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.031	[1]
Annual interest rates on long-term debt, Maximum	0.05	[1]
Long-term Debt, Total	2,213	[1]
Range Three [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.051
Annual interest rates on long-term debt, Maximum	0.07
Long-term Debt, Total	8,697
Range Four [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.071	[2]
Annual interest rates on long-term debt, Maximum	0.09	[2]
Long-term Debt, Total	3,484	[2]
Range Five [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.091
Annual interest rates on long-term debt, Maximum	0.11
Long-term Debt, Total	151	[2]
Range Six [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.11	[2]
Long-term Debt, Total	4,446	[2]
Variable Perpetual Notes [Member]
Annual interest rates on long-term debt
Long-term Debt, Total	$ 80

[1]	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.
[2]	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $ 6,596 of which US $ 5,756 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.04% per year in US dollars.

Long-term debt (Details 3) In Millions, except Share data, unless otherwise specified	3 Months Ended					3 Months Ended		3 Months Ended
	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 BRL	Dec. 31, 2010 BRL	Mar. 31, 2011 2nd Series [Member] BRL	Dec. 31, 2010 2nd Series [Member] BRL	Mar. 31, 2011 Tranche B [Member] BRL	Dec. 31, 2010 Tranche B [Member] BRL	Mar. 31, 2011 Long-Term Portion [Member] BRL	Dec. 31, 2010 Long-Term Portion [Member] BRL	Mar. 31, 2011 Accrued Charges [Member] BRL	Dec. 31, 2010 Accrued Charges [Member] BRL
Non-convertible debentures in Brazilian Reais denominated
Issued						150,000		400,000
Outstanding						150,000		400,000
Maturity						November 20,2010		November 20,2013
Interest						101.75% CDI		100% CDI + 0.25%
Balance				2,941	2,796	2,553	2,429	388	367
Long-term portion										2,844	2,767
Accrued charges												97	29
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate)	(4.50%)	1.50%	1.50%
IGP-M - General Price Index - Market	2.4	3.2	2.8
Appreciation (devaluation) of Real against US dollar	$ 2.3	$ 1.7	$ (2.2)

Long-term debt (Details Textuals) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Sep. 30, 2010 Export Import Bank Of China And The Bank Of China Limited [Member] USD ( $)	Dec. 31, 2010 Export Import Bank Of China And The Bank Of China Limited [Member]	Mar. 31, 2011 Export Import Bank Of China And The Bank Of China Limited [Member] USD ( $)	Dec. 31, 2010 Commercial Banks [Member] USD ( $)	Mar. 31, 2011 Export Development Canada [Member] USD ( $)	Oct. 31, 2010 Export Development Canada [Member] USD ( $)	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] USD ( $)	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social [Member] BRL	Jun. 30, 2010 Banco Nacional de Desenvolvimento Economico Social [Member] USD ( $)	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] New Agreement [Member] BRL	Mar. 31, 2011 Banco Nacional de Desenvolvimento Economico Social [Member] New Agreement [Member] USD ( $)	Apr. 30, 2011 Banks Syndicate [Member] New Revolving Line of Credit Facility [Member] USD ( $)	Mar. 31, 2011 Banks Syndicate [Member] New Revolving Line of Credit Facility [Member] USD ( $)	Sep. 30, 2010 6.875% Notes due in 2039 USD ( $)	Dec. 31, 2010 6.875% Notes due in 2039	Sep. 30, 2010 4.625% Notes due in 2020 USD ( $)	Dec. 31, 2010 4.625% Notes due in 2020	Mar. 31, 2011 Euro Bond [Member]	Mar. 31, 2011 Floating Rate Debt [Member] USD ( $)	Dec. 31, 2010 Floating Rate Debt [Member]	Jun. 30, 2010 Pre Export Finance Agreement [Member] USD ( $)	Dec. 31, 2010 PT International [Member] USD ( $)	Mar. 31, 2011 PT International [Member] USD ( $)	Dec. 31, 2010 BNDES [Member] USD ( $)	Mar. 31, 2011 BNDES [Member] USD ( $)	Dec. 31, 2010 NEXI [Member] USD ( $)	Dec. 31, 2010 JBIC [Member] USD ( $)	Mar. 31, 2011 Revolving Line Of Credit Facility Member USD ( $)	Mar. 31, 2011 Vale International [Member] USD ( $)
Long-Term Debt (Textuals)
Percentage of derivative transactions cost			3.27%																		4.71%		3.04%
Total cost of derivative transactions																						$ 6,596
Amount which includes above original interest rate																						5,756
Interest rate of unconditionally guaranteed notes																						7.10%
Number of ore carriers build through financing				12
Capacity of ore carrier				400,000
Line of credit repayment term	10 years			13 years
Issuance of unconditionally guaranteed notes																	1,000		750
Maturity price in percentage																		110.87%		99.03%
Export facility agreement through PT International																									300		4,000		2,000	3,000
Amount available for purchases of goods and services from facility									500																	300	7,300
Amount available for investments from the facility									500						3,000																1,600	850
Letter of credit issued and outstanding		118				291		250		155						300												1,212
Secured Debt		2	2
Unsecured Debt		23,583	24,412
Guarantee obligations maximum exposure		177
Interest rate of euronotes																		6.88%		4.63%
Line of credit disbursement period					3 years
Amount financed for the acquisition of certain equipment				$ 1,229			$ 300		$ 1,000		774	$ 430	103	$ 62										$ 500

Stockholders' Equity (Details) (Vale and Vale P - 2012 [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission	39995
Mandatory convertible notes, date, Expiration	41061
Mandatory convertible notes value, gross	$ 942
Mandatory convertible notes value, net of charges	934
Mandatory convertible notes, coupon	6.75%
Preferred Stock Member
Funds linked to future mandatory conversion
Maximum amount of action	47,284,800
Maximum amount of action, Value	649
Common stock
Funds linked to future mandatory conversion
Maximum amount of action	18,415,859
Maximum amount of action, Value	$ 293

Stockholders' Equity (Details 1) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Basic and diluted earnings per share
Net income from continuing operations attributable to Company's stockholders	$ 6,826		$ 5,917		$ 1,749
Discontinued operations, net of tax					(145)
Net income attributable to Company's stockholders	6,826		5,917		1,604
Net income for the period adjusted	6,800		5,884		1,562
Basic and diluted earnings per share
Income available to preferred stockholders	2,585		2,231		591
Income available to common stockholders	4,130		3,579		926
Total	5,283,980		5,267,180		5,365,303
Earnings per preferred share	$ 1.29		$ 1.12		$ 0.29
Earnings per common share	$ 1.29		$ 1.12		$ 0.29
Earnings per convertible notes linked to preferred share	$ 1.67	[1]	$ 1.61	[1]	$ 0.54	[1]
Earnings per convertible notes linked to common share	$ 1.74	[1]	$ 1.68	[1]	$ 0.6	[1]
Earnings per preferred share from continuing operations	$ 1.29		$ 1.12		$ 0.32
Earnings per common share from continuing operations	$ 1.29		$ 1.12		$ 0.32
Earnings per convertible notes linked to preferred share from continuing operations	$ 1.67		$ 1.61		$ 0.57
Earnings per convertible notes linked to common share from continuing operations	$ 1.74		$ 1.68		$ 0.63
Earnings per preferred share from discontinued operations					$ (0.03)
Earnings per common share from discontinued operations					$ (0.03)
Earnings per convertible notes linked to preferred share from discontinued operations					$ (0.03)
Earnings per convertible notes linked to common share from discontinued operations					$ (0.03)
Common stock
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	3,209,349,000		3,204,203,000		3,181,727,000
Weighted Average Number of Shares, Treasury Stock	18,416		18,416		74,998
Preferred Convertible note [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(18)		(23)		(19)
Basic and diluted earnings per share
Income available to convertible notes	61		53		23
Common Convertible [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(8)		(10)		(23)
Basic and diluted earnings per share
Income available to convertible notes	$ 24		$ 21		$ 22
Preferred Class A [Member]
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	2,008,930,000		1,997,276,000		2,030,998,000
Weighted Average Number of Shares, Treasury Stock	47,285		47,285		77,580

[1]	Basic earnings per share only, as dilution assumes conversion

Stockholders' Equity (Details 2) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Dilutive effect in the conversion of the convertible notes
Income available to preferred stockholders	$ 2,664	$ 2,307	$ 633
Income available to common stockholders	$ 4,162	$ 3,610	$ 971
Common stock
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	3,227,765	3,222,619	3,256,725
Earnings per common share	$ 1.29	$ 1.12	$ 0.3
Income (loss) from continuing operations, per diluted Share	$ 1.29	$ 1.12	$ (0.33)
Income (loss) from discontinued operations, net of tax, per diluted share			$ (0.03)
Preferred Class A [Member]
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	2,056,215	2,044,561	2,108,578
Earnings per common share	$ 1.29	$ 1.13	$ 0.3
Income (loss) from continuing operations, per diluted Share	$ 1.29	$ 1.13	$ (0.33)
Income (loss) from discontinued operations, net of tax, per diluted share			$ (0.03)

Stockholders' Equity (Details Textuals)	1 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2011 USD ( $)	Oct. 31, 2010 USD ( $)	Jun. 30, 2010 USD ( $)	Apr. 30, 2010 USD ( $)	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Apr. 30, 2010 Rio [Member] USD ( $)	Apr. 30, 2010 Rio P [Member] USD ( $)	Oct. 31, 2010 Vale P - 2012 [Member] BRL	Mar. 31, 2011 Vale P - 2012 [Member] BRL	Dec. 31, 2010 Vale P - 2012 [Member] BRL	Apr. 30, 2010 Vale P - 2012 [Member] USD ( $)	Oct. 31, 2010 VALE-2012 [Member] BRL	Mar. 31, 2011 VALE-2012 [Member] BRL	Dec. 31, 2010 VALE-2012 [Member] BRL	Apr. 30, 2010 VALE-2012 [Member] USD ( $)	Jun. 30, 2010 Common stock Rio and Rio P [Member]	Jun. 30, 2010 Preferred Class A [Member] Rio and Rio P [Member]
Stockholders' equity (Textuals)
Number of Votes per common and preferred class A stock share per person						One vote
Number of preferred special shares held with The Brazilian Government						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders						0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders						0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital						0.06
Dividend percentage for preferred stockholders if greater than 6%						0.03
Approval of second tranche of the minimum dividend		$ 1,250,000,000,000
Amount of additional dividends distributed		500,000,000,000
First installment of the dividend to stockholders				1,250,000,000
Extraordinary payment of interest on capital in total gross amount						1,000,000,000
Extraordinary payment of interest on capital per outstanding shares						0.191634056
Amount of shares held in treasury for subsequent sale or cancellation						2,000,000,000
Number of Common stock shares held in treasury						64,810,513
Number of Preferred shares held in treasury						98,367,748
Common shares acquired						21,682,700
Preferred shares acquired						48,197,700
Number of treasury stocks used for conversion			75,435,238
Adjustments in additional paid in capital stock conversion			1,379,000,000
Additional remuneration paid to holders of the mandatorily convertible notes									1.597876	1.882788	0.899461		1.381517	1.627851	0.77767
Additional interest Paid to holders of the mandatorily convertible notes							0.41769	0.495742				0.696668				0.602336
Number of converted shares																	49,305,205	26,130,033
Undistributed retained earnings, comprising the unrealized income and expansion reserves					5,995,000,000	166,000,000
Additional interest Paid to holders of the mandatorily convertible notes							0.41769	0.495742				0.696668				0.602336
First installment of interest on capital	2,000,000,000
Extraordinary payment of interest on capital per outstanding shares-Subsequent events					$ 0.383268113

Pension plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Pension Plans (Textuals)
Expected employer contributions	$ 90	$ 310
Underfunded pension plans [Member]
Pension costs
Service cost - benefits earned during the period	20	8	17
Interest cost on projected benefit obligation	104	91	88
Expected return on assets	(93)	(76)	(81)
Amortizations and (gain) / loss	9	6
Net periodic pension cost (credit)	40	29	24
Overfunded pension plans [Member]
Pension costs
Service cost - benefits earned during the period		1
Interest cost on projected benefit obligation	98	85	69
Expected return on assets	(166)	(139)	(115)
Net periodic pension cost (credit)	(68)	(53)	(46)
Underfunded other benefits [Member]
Pension costs
Service cost - benefits earned during the period	8	7	6
Interest cost on projected benefit obligation	25	23	24
Amortizations and (gain) / loss	(2)	(7)
Net periodic pension cost (credit)	$ 31	$ 23	$ 30

Long-term Incentive Compensation Plan (Details) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Long-term Incentive Compensation Plan (Textuals) [Abstract]
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	2,458,627	2,458,627
Long term incentive compensation plan vesting period	3 years
Recognized liability under long-term incentive compensation plan	$ 127	$ 120

Commitments and Contingencies (Details)	1 Months Ended	3 Months Ended			12 Months Ended											12 Months Ended
	Apr. 30, 2011 USD ( $)	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2010 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2011 EUR ( €)	Dec. 31, 2010 CAD	Mar. 31, 2011 Other Contingencies [Member] USD ( $)	Dec. 31, 2010 Other Contingencies [Member] USD ( $)	Mar. 31, 2011 Tax - related actions [Member] USD ( $)	Dec. 31, 2010 Tax - related actions [Member] USD ( $)	Mar. 31, 2011 Civil claims [Member] USD ( $)	Dec. 31, 2010 Civil claims [Member] USD ( $)	Mar. 31, 2011 Labor and social security claims [Member] USD ( $)	Dec. 31, 2010 Labor and social security claims [Member] USD ( $)	Dec. 31, 2010 Option One [Member]	Dec. 31, 2010 Option Three [Member]	Dec. 31, 2010 Option Two [Member]	Mar. 31, 2011 Bay Development Agreement [Member] USD ( $)	Mar. 31, 2011 Bay Development Agreement [Member] CAD	Dec. 31, 2009 Bay Development Agreement [Member] USD ( $)	Dec. 31, 2009 Bay Development Agreement [Member] CAD	Dec. 31, 2010 Bank Guarantee [Member] USD ( $)	Mar. 31, 2011 Contract Termination Payment Guarantee [Member] EUR ( €)
Provision for contingencies and the related judicial deposits
Provision for contingencies		$ 2,102,000,000	$ 2,043,000,000		$ 2,043,000,000			$ 39,000,000	$ 39,000,000	$ 785,000,000	$ 746,000,000	$ 488,000,000	$ 510,000,000	$ 790,000,000	$ 748,000,000
Judicial deposits		1,814,000,000	1,731,000,000		1,731,000,000			6,000,000	5,000,000	452,000,000	442,000,000	425,000,000	410,000,000	931,000,000	874,000,000
Changes in the provisions for asset retirement obligations
Beginning of period	1,368,000,000	1,368,000,000	1,230,000,000	1,116,000,000	1,116,000,000
Accretion expense		41,000,000	34,000,000	27,000,000
Liabilities settled in the current period		(10,000,000)	(33,000,000)	(8,000,000)
Revisions in estimated cash flows		(63,000,000)	110,000,000	(2,000,000)
Cumulative translation adjustment		32,000,000	27,000,000	(4,000,000)
End of period		1,368,000,000	1,368,000,000	1,129,000,000	1,368,000,000
Current liabilities		71,000,000	75,000,000	79,000,000	75,000,000
Non-current liabilities		1,297,000,000	1,293,000,000	1,050,000,000	1,293,000,000
Total		1,368,000,000	1,368,000,000	1,129,000,000	1,368,000,000
Commitments and Contingencies (Textuals) [Abstract]
Guarantee obligations maximum exposure		177,000,000																			110,000,000	112,000,000	100,000,000	125,000,000
Number of bank guarantees		2
Total amount of bank guarantee		61,000,000				43,000,000													12,000,000	11,000,000
Number of shares as percentage held by Sumic Nickel Netherlands B.V					21.00%
Shares available for sale under put option as percentage of shares held by minority shareholder company of guaranteed company																25.00%	100.00%	50.00%
Put option exercise description					If the defined cost of the initial nickel-cobalt development project exceeded US $ 4.2 billion
Increase in threshold limit of defined cost for exercise of put option					4,600,000,000
Financial assurance provided by VINL in the form of letter of credit per shipment			16,000,000		16,000,000		16,000,000
Maximum tons of nickel concentrate permitted to ship under Bay Development Agreement					55,000
Number of shipment guaranteed		7
Additional letter of credit issued		118,000,000
Additional financial assurance issued by VINL, outstanding in additional bank guarantees		68,000,000
Additional letter of credit outstanding		84,000,000
Contingencies settled		431,000,000	224,000,000	55,000,000
Recognized provision,Classified as other operating expenses		54,000,000	41,000,000	70,000,000
Loss contingency having no provision, estimate of possible loss		5,110,000,000	4,787,000,000		4,787,000,000
Debentures issued, number					388,559,056
Debentures issued, par value					$ 0.01
Debentures remuneration paid	$ 8,000,000

Other Expenses (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Other Expenses (Textuals)
Other operating expenses	$ 420	$ 774	$ 538
Pre operational expenses	$ 132	$ 471	$ 228

Fair Value Disclosures of Financial Assets and Liabilities (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Fair value [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale	$ 10
Unrealized gain on derivatives	504
Debentures	(1,387)
Level 1 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale	10
Unrealized gain on derivatives	16	1
Level 2 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized gain on derivatives	488
Debentures	(1,387)
Carrying Amount [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale	10	12
Unrealized gain on derivatives	504	257
Debentures	$ (1,387)	$ (1,284)

Fair Value Disclosures of Financial Assets and Liabilities (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Fair value [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale		$ 12
Unrealized gain on derivatives		257
Debentures		(1,284)
Level 1 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale		12
Level 2 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized gain on derivatives		256
Debentures		(1,284)
Carrying Amount [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale	10	12
Unrealized gain on derivatives	504	257
Debentures	$ (1,387)	$ (1,284)

Fair Value Disclosures of Financial Assets and Liabilities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011		Dec. 31, 2010
Estimated fair value measurement
Short-term investments		$ 540		$ 1,793
Long-term debt (less interests)		23,585
Fair Value Disclosures of Financial Assets and Liabilities (Textuals) [Abstract]
Accrued charges		364		343
Additional impairment losses	0
Fair value [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Fair value [Member]
Estimated fair value measurement
Long-term debt (less interests)		(23,967)	[1]	(25,264)	[1]
Level 1 [Member]
Estimated fair value measurement
Long-term debt (less interests)		(17,211)	[1]	(19,730)	[1]
Level 2 [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Level 2 [Member]
Estimated fair value measurement
Long-term debt (less interests)		(6,756)	[1]	(5,534)	[1]
Carrying Amount [Member]
Estimated fair value measurement
Short-term investments		540		1,793
Long-term debt (less interests)		$ (23,221)	[1]	$ (24,071)	[1]

[1]	Less accrued charges of US $364 and US $343 as of March 31, 2011 and December 31, 2010, respectively.

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Consolidated net income and principal assets
Gross revenues	$ 13,548		$ 15,207		$ 6,848
Cost and expenses	(5,793)		(6,666)		(3,871)
Research and development expenses	(342)		(301)		(172)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(957)		1,073		(743)
Operating income (loss)	7,969		7,167		2,062
Financial income	165		117		48
Financial expenses	(582)		(926)		(465)
Gains (losses) on derivatives, net	239		473		(230)
Foreign exchange and monetary gains (losses), net	80		51		(30)
Discontinued operations, net of tax					(145)
Change in provision for losses on equity investments	280		303		96
Income taxes	(1,377)		(1,137)		239
Noncontrolling interests	(52)		131		(29)
Net income attributable to the Company's stockholders	6,826		5,917		1,604
Segment Reporting Information, Profit (Loss)	13,548		15,207		6,848
Operating segment - after eliminations (disaggregated)
Revenue	13,548		15,207		6,848
Value added tax	335		278		244
Net revenues	13,213		14,929		6,604
Costs and expenses	(4,287)		(6,689)		(3,799)
Operating profit	8,926		8,240		2,805
Depreciation,depletion and amortization	(957)		1,073		(743)
Operating income	7,969		7,167		2,062
Property, plant and equipment, net	86,498		83,096		68,090
Addition to property, plant and equipment	2,813		4,742		1,817
Investments	8,326		4,497		4,516
Gain on sale of assets	1,513
Iron ore [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	7,287		8,477		3,747
Depreciation, depletion and amortization	(357)		(360)		(325)
Operating segment - after eliminations (disaggregated)
Revenue	7,287		8,477		3,747
Value added tax	(110)		(101)		(70)
Net revenues	7,177		8,376		3,677
Costs and expenses	(1,736)		(2,275)		(1,449)
Operating profit	5,441		6,101		2,228
Depreciation,depletion and amortization	(357)		(360)		(325)
Operating income	5,084		5,741		1,903
Property, plant and equipment, net	29,377		30,412		24,664
Addition to property, plant and equipment	1,177		831		554
Investments	125		107		98
Pellets [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	1,878		1,927		775
Depreciation, depletion and amortization	(36)		(29)		(24)
Operating segment - after eliminations (disaggregated)
Revenue	1,878		1,927		775
Value added tax	(61)		(55)		(68)
Net revenues	1,817		1,872		707
Costs and expenses	(840)		(785)		(432)
Operating profit	977		1,087		275
Depreciation,depletion and amortization	(36)		(29)		(24)
Operating income	941		1,058		251
Property, plant and equipment, net	2,551		1,445		1,581
Addition to property, plant and equipment	353		87		52
Investments	1,035		1,058		1,033
Manganese [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	43		44		58
Depreciation, depletion and amortization	(5)		(4)		(1)
Operating segment - after eliminations (disaggregated)
Revenue	43		44		58
Value added tax	(2)		(2)
Net revenues	41		42		58
Costs and expenses	(21)		(33)		(15)
Operating profit	20		9		43
Depreciation,depletion and amortization	(5)		(4)		(1)
Operating income	15		5		42
Property, plant and equipment, net	20		24		24
Addition to property, plant and equipment			2
Investments	0		0		0
Ferroalloys [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	157		186		142
Depreciation, depletion and amortization	(11)		(7)		(11)
Operating segment - after eliminations (disaggregated)
Revenue	157		186		142
Value added tax	(12)		(14)		(16)
Net revenues	145		172		126
Costs and expenses	(111)		(81)		(72)
Operating profit	34		91		54
Depreciation,depletion and amortization	(11)		(7)		(11)
Operating income	23	[1]	84		43
Property, plant and equipment, net	308		292		251
Addition to property, plant and equipment	11		16		5
Investments	0		0		0
Coal [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	154		241		127
Depreciation, depletion and amortization	(25)		(24)		(15)
Operating segment - after eliminations (disaggregated)
Revenue	154		241		127
Net revenues	154		241		127
Costs and expenses	(253)		(279)		(161)
Operating profit	(99)		(38)		(34)
Depreciation,depletion and amortization	(25)		(24)		(15)
Operating income	(124)		(62)		(49)
Property, plant and equipment, net	3,409		3,020		1,735
Addition to property, plant and equipment	388		289		29
Investments	244		223		219
Nickel and other products [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	2,115	[2]	2,017	[2]	747	[2]
Depreciation, depletion and amortization	(338)	[2]	(454)	[2]	(239)	[2]
Operating segment - after eliminations (disaggregated)
Revenue	2,115	[2]	2,017	[2]	747	[2]
Net revenues	2,115	[2]	2,017	[2]	747	[2]
Costs and expenses	(1,150)	[2]	(1,346)	[2]	(658)	[2]
Operating profit	965	[2]	671	[2]	89	[2]
Depreciation,depletion and amortization	(338)	[2]	(454)	[2]	(239)	[2]
Operating income	627	[2]	217	[2]	(150)	[2]
Property, plant and equipment, net	29,409	[2]	28,623	[2]	27,801	[2]
Addition to property, plant and equipment	371	[2]	724	[2]	322	[2]
Investments	16	[2]	23	[2]	27	[2]
Potash [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	62		73		65
Depreciation, depletion and amortization	(7)		(7)		(7)
Operating segment - after eliminations (disaggregated)
Revenue	62		73		65
Value added tax	(4)				(3)
Net revenues	58		73		62
Costs and expenses	(69)		(131)		(43)
Operating profit	(11)		(58)		19
Depreciation,depletion and amortization	(7)		(7)		(7)
Operating income	(18)		(65)		12
Property, plant and equipment, net	1,764		474		1,792
Addition to property, plant and equipment	7		348		5
Investments	0		0		0
Phosphates [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	536		541
Depreciation, depletion and amortization	(87)		(79)
Operating segment - after eliminations (disaggregated)
Revenue	536		541
Value added tax	(28)		(12)
Net revenues	508		529
Costs and expenses	(408)		(443)
Operating profit	100		86
Depreciation,depletion and amortization	(87)		(79)
Operating income	13		7
Property, plant and equipment, net	7,811		7,560
Addition to property, plant and equipment	127		188
Investments	0		0
Nitrogen [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	172		151
Depreciation, depletion and amortization	(23)		(42)
Operating segment - after eliminations (disaggregated)
Revenue	172		151
Value added tax	(23)		(19)
Net revenues	149		132
Costs and expenses	(127)		(115)
Operating profit	22		17
Depreciation,depletion and amortization	(23)		(42)
Operating income	(1)		(25)
Property, plant and equipment, net	839		809
Addition to property, plant and equipment			1
Investments	0		0
Others Fertilizers Products [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	17		4
Operating segment - after eliminations (disaggregated)
Revenue	17		4
Value added tax	(3)		(2)
Net revenues	14		2
Operating profit	14		2
Operating income	14		2
Property, plant and equipment, net	0		146
Addition to property, plant and equipment			3
Investments	0		0
Kaolin [Member] | Base Metals [Member]
Operating segment - after eliminations (disaggregated)
Property, plant and equipment, net					0
Investments					0
Copper concentrate [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	251		311		180
Depreciation, depletion and amortization	(18)		(25)		(18)
Operating segment - after eliminations (disaggregated)
Revenue	251		311		180
Value added tax	(17)		(11)		(7)
Net revenues	234		300		173
Costs and expenses	(132)		(201)		(123)
Operating profit	102		99		50
Depreciation,depletion and amortization	(18)		(25)		(18)
Operating income	84		74		32
Property, plant and equipment, net	3,519		3,579		2,483
Addition to property, plant and equipment	170		(25)		224
Investments	110		90		85
Aluminum products [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	383		691		599
Depreciation, depletion and amortization	(1)		(1)		(60)
Operating segment - after eliminations (disaggregated)
Revenue	383		691		599
Value added tax	(5)		(4)		(10)
Net revenues	378		687		589
Costs and expenses	(304)		(598)		(497)
Operating profit	74		89		92
Depreciation,depletion and amortization	(1)		(1)		(60)
Operating income	73		88		32
Property, plant and equipment, net	0		395		4,536
Addition to property, plant and equipment	16		216		61
Investments	3,689		152		141
Brazil [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,308		1,225		833
Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	16,488		18,687		7,703
Cost and expenses	(10,003)		(11,334)		(5,093)
Research and development expenses	(112)		(103)		(44)
Depreciation, depletion and amortization	(434)		(424)		(376)
Operating income (loss)	5,939		6,826		2,190
Financial income	838		696		566
Financial expenses	(1,022)		(1,160)		(757)
Gains (losses) on derivatives, net	251		486		(199)
Foreign exchange and monetary gains (losses), net	18		(46)		(53)
Change in provision for losses on equity investments	258		403		58
Income taxes	(981)		(1,268)		147
Noncontrolling interests	2		(2)
Net income attributable to the Company's stockholders	5,303		5,935		1,952
Segment Reporting Information, Profit (Loss)	16,488		18,687		7,703
Operating segment - after eliminations (disaggregated)
Revenue	16,488		18,687		7,703
Value added tax	(185)		(172)		(154)
Net revenues	9,334		10,703		4,695
Costs and expenses	(2,961)		(3,453)		(2,129)
Operating profit	6,373		7,250		2,566
Depreciation,depletion and amortization	(434)		(424)		(376)
Operating income	5,939		6,826		2,190
Property, plant and equipment, net	35,665		35,193		28,255
Addition to property, plant and equipment	1,929		1,225		640
Investments	1,404		1,388		1,350
Bulk Material [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	472		459		193
Bulk Material [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6		53		1
Bulk Material [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	3,680		3,555		2,151
Bulk Material [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	853		739		193
Bulk Material [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,979		2,113		1,206
Bulk Material [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6,825		8,939		2,675
Bulk Material [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,365		1,604		451
Brazil [Member] | Base Metals [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	196		208		201
Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	3,088		3,760		2,133
Cost and expenses	(1,873)		(2,792)		(1,860)
Research and development expenses	(74)		(109)		(42)
Gain on sale of assets	(1,513)
Depreciation, depletion and amortization	(357)		(480)		(325)
Operating income (loss)	2,297		379		(94)
Financial income	2		198		(2)
Financial expenses	(230)		(503)		(199)
Gains (losses) on derivatives, net	(12)		(13)		(31)
Foreign exchange and monetary gains (losses), net	13		80		26
Discontinued operations, net of tax					(145)
Change in provision for losses on equity investments	(3)		9		6
Income taxes	(401)		125		67
Noncontrolling interests	14		(144)		29
Net income attributable to the Company's stockholders	1,680		131		(343)
Segment Reporting Information, Profit (Loss)	3,088		3,760		2,133
Operating segment - after eliminations (disaggregated)
Revenue	3,088		3,760		2,133
Value added tax	(22)		(15)		(17)
Net revenues	2,727		3,004		1,509
Costs and expenses	(1,586)		(2,145)		(1,278)
Operating profit	1,141		859		231
Depreciation,depletion and amortization	(357)		(480)		(325)
Operating income	784		379		(86)
Property, plant and equipment, net	32,928		32,597		34,820
Addition to property, plant and equipment	557		915		607
Investments	3,815		265		253
Gain on sale of assets	(1,513)
Base Metals [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	540		550		271
Base Metals [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	479		294		148
Base Metals [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	677		1,152		665
Base Metals [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	16		120		49
Base Metals [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	377		453		272
Base Metals [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	397		380		201
Base Metals [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	406		603		326
Brazil [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	766		797		65
Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	831		862		65
Cost and expenses	(688)		(776)		(39)
Research and development expenses	(18)		(39)		(7)
Depreciation, depletion and amortization	(117)		(128)		(7)
Operating income (loss)	8		(81)		12
Financial income	16		17
Financial expenses	(9)		(7)
Foreign exchange and monetary gains (losses), net	56		45
Income taxes	3		(9)
Noncontrolling interests	4		19
Net income attributable to the Company's stockholders	78		(16)		12
Segment Reporting Information, Profit (Loss)	831		862		65
Operating segment - after eliminations (disaggregated)
Revenue	831		862		65
Value added tax	(58)		(33)		(3)
Net revenues	729		736		62
Costs and expenses	(604)		(689)		(43)
Operating profit	125		47		19
Depreciation,depletion and amortization	(117)		(128)		(7)
Operating income	8		(81)		12
Property, plant and equipment, net	10,414		8,989		1,792
Addition to property, plant and equipment	134		540		5
Investments	0		0		0
Fertilizers [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	19		28
Fertilizers [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	32		6
Fertilizers [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	0		18
Fertilizers [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	14		13
Brazil [Member] | Logistic [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	385		456		340
Logistic [Member]
Consolidated net income and principal assets
Gross revenues	389		456		352
Cost and expenses	(351)		(400)		292
Research and development expenses	(21)		(30)		(11)
Depreciation, depletion and amortization	(44)		(41)		(35)
Operating income (loss)	(27)		(15)		14
Financial income	3		3		1
Financial expenses	(15)		(2)		(7)
Foreign exchange and monetary gains (losses), net	(7)		(21)		(2)
Change in provision for losses on equity investments	36		32		12
Income taxes	2		9		4
Net income attributable to the Company's stockholders	(8)		6		22
Segment Reporting Information, Profit (Loss)	389		456		352
Operating segment - after eliminations (disaggregated)
Revenue	389		456		352
Value added tax	(54)		(47)		(52)
Net revenues	274		287		262
Costs and expenses	(257)		(261)		(213)
Operating profit	17		26		49
Depreciation,depletion and amortization	(44)		(41)		(35)
Operating income	(27)		(15)		14
Property, plant and equipment, net	2,622		2,322		1,283
Addition to property, plant and equipment	96		840		23
Investments	671		646		592
Logistic [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				12
Logistic [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2
Logistic [Member] | Railroads [Member]
Consolidated net income and principal assets
Gross revenues	250		262		236
Depreciation, depletion and amortization	(37)		(37)		(27)
Operating segment - after eliminations (disaggregated)
Revenue	250		262		236
Value added tax	(45)		(39)		(42)
Net revenues	205		223		194
Costs and expenses	(197)		(190)		(152)
Operating profit	8		33		42
Depreciation,depletion and amortization	(37)		(37)		(27)
Operating income	(29)		(4)		15
Property, plant and equipment, net	1,383		1,278		1,044
Addition to property, plant and equipment	36		71		21
Investments	534		511		470
Logistic [Member] | Ports [Member]
Consolidated net income and principal assets
Gross revenues	78		72		75
Depreciation, depletion and amortization	(7)		(7)		(6)
Operating segment - after eliminations (disaggregated)
Revenue	78		72		75
Value added tax	(9)		(8)		(10)
Net revenues	69		64		65
Costs and expenses	(60)		(71)		(55)
Operating profit	9		(7)		10
Depreciation,depletion and amortization	(7)		(7)		(6)
Operating income	2		(14)		4
Property, plant and equipment, net	469		297		239
Addition to property, plant and equipment	37		22		2
Investments	0		0		0
Logistic [Member] | Ships [Member]
Consolidated net income and principal assets
Gross revenues			0		3
Depreciation, depletion and amortization			3		(2)
Operating segment - after eliminations (disaggregated)
Revenue			0		3
Net revenues					3
Costs and expenses					6
Operating profit					(3)
Depreciation,depletion and amortization			3		(2)
Operating income			3		(5)
Property, plant and equipment, net	770		747		0
Addition to property, plant and equipment	23		747
Investments	137		135		122
Brazil [Member] | Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	128		289		71	[1]
Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Gross revenues	185		333		77
Cost and expenses	(311)		(255)		(69)
Research and development expenses	(117)		(20)		(68)
Depreciation, depletion and amortization	(5)				(8)
Operating income (loss)	(248)		58		(60)
Financial income	2		9		188
Financial expenses	(2)		(60)		(207)
Foreign exchange and monetary gains (losses), net			(7)		(1)
Change in provision for losses on equity investments	(11)		(141)		20
Income taxes			6		21
Noncontrolling interests	32		(4)
Net income attributable to the Company's stockholders	(227)		(139)		(39)
Segment Reporting Information, Profit (Loss)	185		333		77
Operating segment - after eliminations (disaggregated)
Revenue	185		333		77
Value added tax	(16)		(11)		(18)
Net revenues	149		199		76
Costs and expenses	(392)		(141)		(136)
Operating profit	(243)		58		(60)
Depreciation,depletion and amortization	(5)				(8)
Operating income	(248)		58		(68)
Property, plant and equipment, net	4,869		3,995		1,940
Addition to property, plant and equipment	97		1,222		542
Investments	2,436		2,198		2,321
Other affiliates and joint ventures [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				2
Other affiliates and joint ventures [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				2
Other affiliates and joint ventures [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	12		14		2
Other affiliates and joint ventures [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			8
Other affiliates and joint ventures [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	41		22
Brazil [Member] | Elimination [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(246)		(479)		(252)
Elimination [Member]
Consolidated net income and principal assets
Gross revenues	(7,433)		(8,891)		(3,482)
Cost and expenses	7,433		8,891		3,482
Financial income	(696)		(806)		(705)
Financial expenses	696		806		705
Segment Reporting Information, Profit (Loss)	(7,433)		(8,891)		(3,482)
Operating segment - after eliminations (disaggregated)
Revenue	(7,433)		(8,891)		(3,482)
Elimination [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(308)		(263)		(145)
Elimination [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(12)		(14)		(16)
Elimination [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(1,767)		(2,046)		(1,461)
Elimination [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(413)		(247)		(13)
Elimination [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(847)		(912)		(646)
Elimination [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(3,239)		(4,074)		(716)
Elimination [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(601)		(856)		(233)
America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	727		774		333
United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	475		333		135
Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2,636		2,681		1,357
Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	456		630		229
Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,509		1,662		832
China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	4,024		5,267		2,160
Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,184		1,364		544
Brazil [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	$ 2,537		$ 2,496		$ 1,258
Vale Fertilizantes S.A [Member]
Segment and geographical information (Textuals)
Percentage of equity capital acquired			58.60%

[1]	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
[2]	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maritime Freight Hiring Protection Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	$ 0	$ 0
Maritime Freight Hiring Protection Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Maritime Freight Hiring Protection Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Maritime Freight Hiring Protection Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	2
Nickel Strategic Program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Nickel Strategic Program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Strategic Program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Nickel Strategic Program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	15
Nickel Fixed price program [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	16	13
Nickel Fixed price program [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Nickel Fixed price program [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Nickel Fixed price program [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	12
Aluminium [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Aluminium [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Aluminium [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Aluminium [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Bunker Oil [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	40	16
Bunker Oil [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Bunker Oil [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Bunker Oil [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	46	20
Foreign Exchange Cash Flow Hedge [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Foreign Exchange Cash Flow Hedge [Member] | Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		0
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Foreign Exchange Cash Flow Hedge [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Aluminum [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Aluminum [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Aluminum [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Bunker Oil Hedge [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Bunker Oil Hedge [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities		0
Coal [Member] | Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Coal [Member] | Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Coal [Member] | Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	2
Strategic Nickel [Member] | Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0	0
Strategic Nickel [Member] | Long-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	61	53
Strategic Nickel [Member] | Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	431
CDI & TJLP vs. USD fixed and floating [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		300
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
CDI & TJLP vs. USD fixed and floating [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
USD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
USD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
USD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	4
EURO floating rate vs. USD floating rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	1
EURO floating rate vs. USD floating rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
EURO floating rate vs. USD floating rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EURO floating rate vs. USD floating rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	2
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
AUD floating rate vs. fixed USD rate swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
AUD floating rate vs. fixed USD rate swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
EuroBond Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
EuroBond Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	34	0
EuroBond Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
EuroBond Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0	0
Pre Dollar Swap [Member] | Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	3	1
Pre Dollar Swap [Member] | Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Pre Dollar Swap [Member] | Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Short-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	46	20
Total	103	52
Short-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	1	3
Short-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	56	29
Long-term Assets [Member]
Derivative Assets
Derivatives designated as hedge, Assets	0
Total	468
Long-term Assets [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	468
Long-term Assets [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets	0
Long-term Liabilities [Member]
Derivative Assets
Derivatives designated as hedge, Assets		0
Total		301
Derivative Liabilities
Derivatives designated as hedge, Liabilities	61	53
Total	61	61
Long-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		301
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	8
Long-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Assets
Derivatives not designated as hedge, Assets		0
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	0	0
Short-term Liabilities [Member]
Derivative Liabilities
Derivatives designated as hedge, Liabilities	0	0
Total	6	35
Short-term Liabilities [Member] | Foreign exchange and interest rate risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	3	4
Short-term Liabilities [Member] | Commodities Price risk [Member]
Derivative Liabilities
Derivatives not designated as hedge, Liabilities	$ 3	$ 31

Derivative financial instruments (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	$ (33)	$ 205
Amount of gain or (loss) recognized in financial income (expense),Total	239	473	(230)
Financial settlement
Financial Settlement, Derivatives designated as Hedge	20	(207)	9
Financial Settlement of Derivatives, Total	(27)	(1,005)	(13)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	5	(133)	(23)
CDI & TJLP vs. USD fixed and floating [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	175	259	(50)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(48)	(819)	(29)
USD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge			(1)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	1	(2)	2
EURO floating rate vs. USD floating rate swap [Member] | Foreign exchange and interest rate risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge		1
AUD floating rate vs. fixed USD rate swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		1	2
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(2)	(1)	(1)
EuroBond Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	42	1
Pre Dollar Swap [Member] | Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	2
Foreign exchange and interest rate risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	219	261	(49)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(49)	(821)	(28)
Maritime Freight Hiring Protection Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		5	(3)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	(11)	(10)
Nickel Strategic Program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	15	(2)	(139)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge		39	14
Nickel Fixed price program [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	13		(9)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(1)		(1)
Aluminium [Member] | Commodities Price risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	7
Aluminum [Member] | Commodities Price risk [Member]
Financial settlement
Financial Settlement Derivatives not Designated as Hedge			16
Bunker Oil Hedge [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	32	13	(6)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	(8)	(7)	13
Coal [Member] | Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge		(2)	(1)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	2
Commodities Price risk [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	60	14	(158)
Financial settlement
Financial Settlement Derivatives not Designated as Hedge	2	23	6
Energy - Aluminum options [Member] | Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(7)	(7)	(23)
Embedded derivatives [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), not Designated as Hedge	(7)	(7)	(23)
Aluminium [Member]
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge		7	2
Foreign Exchange Cash Flow Hedge [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge		204
Financial settlement
Financial Settlement, Derivatives designated as Hedge	(13)	(225)	(4)
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	14	(115)	28
Aluminum [Member]
Financial settlement
Financial Settlement, Derivatives designated as Hedge		18	13
Strategic Nickel [Member]
Amount of gain or (loss) recognized in financial income (expense)
Amount of gain or (loss) recognized in financial income (expense), Designated as Hedge	(33)	1
Financial settlement
Financial Settlement, Derivatives designated as Hedge	33
Amount of gain or (loss) recognized in OCI
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	$ (9)	$ (25)	$ (53)

Derivative financial instruments (Details 2)	Mar. 31, 2011
Interest rates / Currencies [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2019
Bunker Oil [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2011
Nickel [Member]
Final Maturity Dates
Maturity dates	Dec 1, 2012

Subsequent Event (Details) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2011 Samarco's fourth pellet plant project [Member] USD ( $)	Apr. 29, 2011 Samarco's fourth pellet plant project [Member]	Mar. 31, 2011 Northern Energy SA [Member] USD ( $)	Mar. 31, 2011 Metorex Limited [Member] ZAR	Mar. 31, 2011 Metorex Limited [Member] USD ( $)
Subsequent Event (Textuals)
Capacity of pellet plant			8.3
Estimated total investment		$ 3,000		$ 1,400	7,524	$ 1,125
Percentage of interest in Samarco	50.00%
Percentage of acquisition approved by Board of Directors				9.00%
Subsequent Event amount per share					7.35